LOGO
                                     PROSPECTUS FOR

                          DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

                              A Variable Annuity Issued by
                                   First Transamerica
                                 Life Insurance Company

                             Including Fund Prospectuses for

                            DREYFUS VARIABLE INVESTMENT FUND
                   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                                 DREYFUS STOCK INDEX FUND


                                      May 1, 1996





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                          DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE
                                    VARIABLE ANNUITY
                                       Issued  by
                        FIRST  TRANSAMERICA  LIFE  INSURANCE  COMPANY  575 Fifth
              Avenue, New York, New York, 10017, (212) 682-8740.

         This Prospectus  describes the  Dreyfus/Transamerica  Triple  Advantage
Variable Annuity, a variable annuity policy ("Policy") issued by First Transamerica Life Insurance Company ("Transamerica"). The Policy is designed to aid individuals in long-term financial planning and for retirement or other long-term purposes.
         The Policy Value will accumulate on a variable basis in Transamerica Separate Account VA-2LNY (the "Variable Account").
         The Owner bears the entire investment risk under this Policy. There is no guaranteed or minimum withdrawal value; the Cash Surrender Value or Annuity Purchase Amount could be less than the Premiums invested in the Policy.
                                         -------


         This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Policy is available free by writing First Transamerica Life Insurance Company, Annuity Service Center, P.O. Box 30757, Los Angeles, California 90030-0757 or by calling (800) 258-4261. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       Please read this prospectus carefully and retain it for future reference.
                      The date of this Prospectus is May 1, 1996


This Prospectus must be accompanied by current Prospectuses for Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, and The Dreyfus Socially Responsible Growth Fund, Inc.

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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY
INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH
THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS,
AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON.
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An investment in the Policy is not a deposit or obligation  of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in the Policy involves certain investment risks, including possible loss of principal.


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         The  Policy  provides  for  monthly  Annuity  Payments  to be  made  by
Transamerica on a fixed or a variable or combination of a fixed and variable basis for the life of the Annuitant or for some other period, beginning on the first day of the month following the Annuity Date selected by the Owner. Prior to the Annuity Date, the Owner can transfer amounts among the Sub-Accounts of the Variable Account. Some prohibitions and restrictions apply. After the Annuity Date, some transfers are permitted among the Sub-Accounts if the Owner selects a Variable Annuity Payment Option. Before the Annuity Date, the Owner can also elect to withdraw all or a portion of the Cash Surrender Value in exchange for a cash payment from Transamerica; however, withdrawals may be subject to a Contingent Deferred Sales Load, premium taxes, federal tax and/or a tax penalty and, upon surrender, the annual Policy Fee will also be deducted.


         The Variable Account is divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific Portfolio. Thirteen Portfolios are available for investment under the Policies: Money Market, Managed Assets, Zero Coupon
2000, Quality Bond, Small Cap , Capital Appreciation Growth and Income, International Equity, Small Company Stock, Disciplined Stock, and International Value Portfolios of Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, and The Dreyfus Socially Responsible Growth Fund, Inc. Certain fees and expenses are charged against the assets of each Portfolio. The Policy Value and the amount of any Variable Annuity payments will vary to reflect the investment performance of the Sub-Account(s) selected by the Owner and the deduction of the Policy charges described under "Charges and Deductions" on page 30. For more information about the Funds, see "The Funds" on page 19 and the accompanying Funds' prospectuses.

         The Initial Premium for the Policy must be at least $5,000 and each additional Premium must be at least $500, unless an automatic payment plan is selected. The prior approval of Transamerica is required before it will accept total Premiums for any Policy in excess of $1,000,000.

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TABLE OF CONTENTS

                                                                Page
DEFINITIONS..........................................................5
SUMMARY..............................................................8
CONDENSED FINANCIAL INFORMATION.....................................16
PERFORMANCE DATA....................................................17
FIRST TRANSAMERICA LIFE INSURANCE COMPANY AND THE VARIABLE
 ACCOUNT............................................................19
         First Transamerica Life Insurance Company..................19
         Published Ratings..........................................19
         The Variable Account.......................................19
THE FUNDS...........................................................19
THE POLICY..........................................................23
         Qualified Policies.........................................23
POLICY APPLICATION AND PREMIUMS.....................................23
         Premiums...................................................23
         Allocation of Premiums.....................................24
POLICY VALUE........................................................24
TRANSFERS...........................................................25
         Before the Annuity Date....................................25
         Possible Restrictions......................................25
         Dollar Cost Averaging......................................26
         After the Annuity Date.....................................26
CASH WITHDRAWALS....................................................26
         Withdrawals................................................26
         Systematic Withdrawal Option...............................27
         Automatic Payout Option....................................28
DEATH BENEFIT.......................................................28
         Payment of Death Benefit...................................29
         Designation of Beneficiaries...............................29
         Death of Annuitant Prior to the Annuity Date...............29
         Death of Owner Prior to the Annuity Date...................29
         Death of Annuitant or Owner After the Annuity Date.........29

CHARGES AND DEDUCTIONS............................................30
         Contingent Deferred Sales Load...........................30
         Administrative Charges...................................31
         Mortality and Expense Risk Charge........................31
         Premium Taxes............................................32
         Transfer Fee.............................................32
         Systematic Withdrawal Option.............................32
         Taxes....................................................32
         Portfolio Expenses.......................................32
         ...............................................

ANNUITY PAYMENTS.................................................33
         Annuity Date............................................33
         Annuity Payment.........................................33
         Election of Annuity Forms and Payment Options...........33
         Annuity Payment Options.................................34
         Fixed Annuity Payment Option............................34
         Variable Annuity Payment Option.........................34
         Annuity Forms...........................................34
         Alternate Fixed Annuity Rates...........................36
FEDERAL TAX MATTERS..............................................36
DISTRIBUTION OF THE POLICY.......................................39

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LEGAL PROCEEDINGS...........................................................39
LEGAL MATTERS...............................................................40
ACCOUNTANTS.................................................................40
VOTING RIGHTS...............................................................40
AVAILABLE INFORMATION.......................................................40
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.....................41
APPENDIX A.................................................................A-1
         Example of Variable Accumulation Unit Value Calculations..........A-1
         Example of Variable Annuity Unit Value Calculations...............A-1
         Example of Variable Annuity Payment Calculations..................A-1
         Example of Death Benefit Calculations.............................A-1
APPENDIX B.................................................................B-1
         Description of previously issued Policies.........................B-1




                       This Policy is available only in New York.
        As of May 1, 1996, certain Sub-Accounts are not available for immediate investment.



This prospectus describes the terms of Policies issued beginning March 1, 1996. Such Policies include provisions favorable to Policy Owners not available under Policies issued prior to March 1, 1996. The material terms of the old Policies that differ from the Policies issued after March 1, 1996, are described in Appendix B. The old policies will be enhanced by Policy endorsement containing the applicable March 1, 1996, terms after the New York Insurance Department approves the policy forms and when Transamerica can administratively endorse them.

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         DEFINITIONS


         Active Sub-Account: A Sub-Account of the Variable Account in which the Policy has current value. Annuitant: The person named on the application whose life is used to determine the amount of monthly Annuity Payments on the Annuity Date. Annuitant's Beneficiary: The person or persons named by the Owner who may receive the death benefits under the Policy if: (a) there is no named Contingent Annuitant and the Annuitant dies before the Annuity Date; or (b) the Annuitant dies after the Annuity Date under an Annuity Form containing a period certain option. Annuity Date: The date on which the Annuity Purchase Amount will be applied to provide monthly annuity payments under the Annuity Form and Payment Option selected by the Owner. Monthly annuity payments will start the first day of the month immediately following the Annuity Date. Unless the Annuity Date is changed as allowed by the Policy, the Annuity Date will be as shown in the Policy. The Annuity Date may be changed by the Owner upon 30 days advance written notice to our Service Office. The revised Annuity Date may not be earlier than the first day of the calendar month coinciding with or next following the third Policy Anniversary. The Annuity Date may not be later than the first day of the calendar month immediately preceding the month of the Annuitant's 85th birthday. Annuity Payment: An amount paid by Transamerica at regular intervals to the Annuitant and/or any other Payee. It may be on a variable or fixed basis. Annuity Purchase Amount:
         The amount applied as a single premium to provide an annuity under the Annuity Form and Payment Options available under the Policy. The
         Annuity Purchase Amount is equal to the Policy Value, less any applicable Contingent Deferred Sales Load, and less any applicable premium taxes. In determining the Annuity Purchase Amount, Transamerica will waive the Contingent Deferred Sales Load if the Annuity Form involves life contingencies. Annuity Year: A one-year period starting on the Annuity Date and, after that, each succeeding one-year period. Cash Surrender Value: The amount payable to the Owner if the Policy is surrendered on or before the Annuity Date. The Cash Surrender Value is equal to the Policy Value, less the Policy Fee, less any applicable Contingent Deferred Sales Load, and less applicable premium taxes.
         Code: The U.S. Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder. Contingent Annuitant: The person who: (a) becomes the Annuitant if the Annuitant dies before the Annuity Date; or (b) may receive benefits under the Policy if the Annuitant dies after the Annuity Date under an Annuity Form containing a contingent annuity option. A Contingent Annuitant may be designated only if the Owner is not also the Annuitant. Fixed Annuity: An annuity with predetermined payment amounts. Funds: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. in which the Variable Account currently invests. Inactive Sub-Account: A Sub-Account of the Variable Account in which the Policy has a zero balance. Net Investment Factor: An index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Net Premium: A Premium reduced by any applicable premium tax (including retaliatory premium taxes).

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         Non-Qualified  Policy:  A Policy other than a Qualified  Policy.  Owner
         (Joint Owners): The person or persons who, while living, control(s) all rights and benefits under the Policy. Joint Owners own the Policy equally with the right of survivorship. Qualified Policies may not have Joint Owners. Owner's Beneficiary: The person who becomes the Owner of the Policy if the Owner dies. If the Policy has Joint Owners, the surviving Joint Owner will be the Owner's Beneficiary. Payee: The person who receives the Annuity Payments after the Annuity Date. The Payee will be the Annuitant, unless otherwise changed by the Owner. Policy Anniversary: The same month and day as the Policy Date in each calendar year after the calendar year in which the Policy Date occurs. Policy Date: The effective date of the Policy as shown on the Policy. Policy Value: The total dollar amount of all Variable Accumulation Units in each Sub-Account of the Variable Account held forthe Policy prior to the Annuity Date. The Policy Value is equal to: (a) Net Premiums; plus or minus (b) any increase or decrease in the value of the Sub-Accounts due to investment results; less (c) the daily Mortality and Expense Risk Charge; less (d) the daily Administrative Expense Charge; less (e) the annual Policy Fees (taken at the end of each Policy Year); less (f) any applicable Transfer Fees; and less (g) any withdrawals from the Sub-Accounts. Policy Year: The 12-month period from the Policy Date and ending with the day before the first Policy Anniversary and each twelve month period thereafter. The first Policy Year for any particular Net Premium is the Policy Year in which the Premium is received by the Service Center. Portfolio: Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc. or any one of the Series of Dreyfus Variable Investment Fund underlying a Sub-Account of the Variable Account. Proof of Death: May be: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to Transamerica. Qualified Policy: A Policy used in connection with an individual retirement annuity which receives favorable federal income tax treatment under 408 of the Code.
         Receipt:  Receipt and acceptance by Transamerica at its Service Center.
         Series: Any of the portfolios of Dreyfus Variable Investment Fund available for investment by a Sub-Account under the Policy. Service
         Center: Transamerica's Annuity Service Center, P.O. Box 30757, Los Angeles, CA 90030-0757, Telephone (800) 258-4261. Socially Responsible
         Fund: The Dreyfus Socially Responsible Growth Fund, Inc., a diversified open-end management investment company. Stock Index Fund: Dreyfus Stock Index Fund, a non-diversified open-end management investment company. Sub-Account: A subdivision of the Variable Account investing solely in shares of one of the Portfolios. Valuation Day: Any day the New York Stock Exchange is open for trading and that is a regular business day for our Service Center. Valuation occurs currently as of 4:00 p.m. ET each Valuation Day. Valuation Period: The time interval between the closing of the New York Stock Exchange on consecutive Valuation Days.
         Variable  Account:   Separate  Account  VA-2LNY,   a  separate  account
         established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 4240 of the New York Insurance Law and Regulation 47 (part 50). The Variable Account contains several Sub-Accounts to which all or portions of Net Premiums and transfers may be allocated.

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         Variable  Accumulation  Unit: A unit of measure  used to determine  the
         Policy Value prior to the Annuity Date. The value of a Variable Accumulation Unit varies with each Sub-Account. Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account. Variable Annuity Unit: A unit of measure used to determine the amount of the second and each subsequent payment under a Variable Annuity Payment Option. The value of a Variable Annuity Unit varies with each Sub-Account. Variable Fund: Dreyfus Variable Investment Fund, an open-end management investment company. Withdrawals: Refers to partial withdrawals, full surrenders, and systematic withdrawals that are paid in cash to the Owner. Written Notice (or Written Request): A notice or request in writing by the Owner to Transamerica's Service Center. Such a request must contain original signatures; no carbons or photocopies will be accepted. Transamerica reserves the right to accept a facsimile copy.

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SUMMARY
The Policy
           The Flexible Premium Multi-Funded Deferred Annuity Policy (the Policy) described in this Prospectus is designed to aid individuals in long-term financial planning and for retirement or other long-term purposes. The Policy may be used in connection with a retirement plan which qualifies as a retirement program under Section 408 of the code, or with non-qualified plans. The Policy is issued by First Transamerica Life Insurance Company ("Transamerica"), a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, having its principal office at 575 Fifth Avenue, Thirty-Sixth Floor, New York, New York, 10017, telephone (212) 682-8740.
         The Policy provides that the Policy Value, after certain adjustments, will be applied to an Annuity Form and Payment Option on a selected future date (the "Annuity Date").
         The Policy Value will depend on the investment experience of each Sub-Account of the Variable Account selected by the Owner. All payments and values provided under the Policy when based on the investment experience of the Variable Account are variable and are not guaranteed as to dollar amount. Therefore, prior to the Annuity Date the Owner bears the entire investment risk under the Policy.
         There is no guaranteed or minimum Cash Surrender Value, so the proceeds of a surrender could be less than the total Premiums.
         The Initial Premium for each Policy must be at least $5,000 and each additional Premium must be at least $500 (unless an automatic payment plan is selected). In no event, however, may the total of all Premiums under a Policy exceed $1,000,000 without the prior approval of Transamerica.
         An additional Net Premium allocated to an Inactive Sub-Account may not be less than $1,000. (See "Policy Application and Premiums" page 23.)
The Variable Account

           The Variable Account is a separate account (Separate Account VA-2LNY) that is subdivided into Sub-Accounts. (See "The Variable Account" page 19.) Assets of each Sub-Account are invested in a specified mutual fund Portfolio. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific Series of Dreyfus Variable Investment Fund or shares in Dreyfus Stock Index Fund or in The Dreyfus Socially Responsible Growth Fund, Inc. (together "The Funds"). Thirteen Portfolios are currently available for investment in the Variable Account under the Policy: (1) Money Market; (2) Managed Assets; (3) Zero Coupon 2000; (4) Quality Bond; (5) Small Cap; (6) Capital Appreciation; (7) Growth and Income; (8) International Equity; (9) Small Company Stock; (10) Disciplined Stock; and (11) International Value, all of which are Series of Dreyfus Variable Investment Fund; (12) the Stock Index Fund; and (13) the Socially Responsible Fund. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds. (See "The Funds" page 19.)

         The Funds pay their investment advisers and administrators certain fees charged against the assets of each Portfolio. The Policy Value, if any, of a Policy and the amount of any Variable Annuity Payments will vary to reflect the investment performance of all of the Sub-Accounts selected by the Owner and the deduction of the charges described under "Charges and Deductions" on page 30. For more information about the Funds, see "The Funds" page 19 and the accompanying Funds' prospectuses. Transfers Before the Annuity Date
           Prior to the Annuity Date, the Owner may transfer values among the Sub-Accounts of the Variable Account. Total transfers are limited to eighteen during a Policy Year. See "Transfers" on page 25 for additional limitations regarding transfers.

         Transamerica currently does not impose a Transfer Fee, but it reserves the right to charge a Transfer Fee for each transfer in excess of twelve made during the same Policy Year. (See "Transfer Fee" page 32.) (For Transfers after the Annuity Date, see "After the Annuity Date" page 26.)

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Withdrawals

           All or part of the Cash Surrender Value for a Policy may be withdrawn by the Owner on or before the Annuity Date. No partial withdrawals will be permitted while the Systematic Withdrawal Option is in effect. However, amounts withdrawn may be subject to a Contingent Deferred Sales Load depending upon how long the withdrawn Premiums have been held under the Policy. TRANSAMERICA GUARANTEES THAT THE AGGREGATE CONTINGENT DEFERRED SALES LOAD WILL NEVER EXCEED 6% OF THE PREMIUMS. (See "Contingent Deferred Sales Load" page 30.) Amounts withdrawn may be subject to a premium tax or similar tax, depending upon the state in which the Owner lives. Withdrawals may further be subject to any federal, state or local income tax, and subject to a penalty tax. (See "Federal Tax Matters" page 36.) The annual Policy Fee generally will be deducted on a full surrender of a Policy. (See "Withdrawals" page 26 for additional limitations regarding withdrawals.) Contingent Deferred Sales Load
           Transamerica does not deduct a sales charge from Premiums (although premium taxes may be deducted). However, if any part of the Policy Value is withdrawn, a Contingent Deferred Sales Load of up to 6% of Premiums withdrawn may be assessed by Transamerica to cover certain expenses relating to the sale of the Policies, including commissions to registered representatives and other promotional expenses. After a Premium has been held by Transamerica for seven Policy Years, the remaining Premium may be withdrawn without charge. Additionally, a withdrawal amount free of CDSL is only available for the first withdrawal in each Policy Year and is equal to the greater of (a) the accumulated earnings not previously withdrawn or (b) 10% of Premiums that are between one and seven Policy Years old. Also, no Contingent Deferred Sales Load is assessed on death or certain annuitizations or on transfers. Other amounts withdrawn may be subject to a Contingent Deferred Sales Load up to 6%. (See "Contingent Deferred Sales Load" page 30 and "Withdrawals" page 26.) Other Charges and Deductions

         Transamerica deducts a daily charge (the "Mortality and Expense Risk Charge") equal to a percentage of the value of the net assets in the Variable Account for the mortality and expense risks assumed. The effective annual rate of this charge is 1.25% of the value of the net assets in the Variable Account attributable to the Policies. (See "Mortality and Expense Risk Charge" page 31.) TRANSAMERICA GUARANTEES THAT THIS MORTALITY AND EXPENSE RISK CHARGE WILL NOT BE INCREASED.

         Transamerica also deducts a daily charge (the "Administrative Expense Charge") equal to a percentage of the value of the net assets in the Variable Account corresponding to an effective annual rate of 0.15% to help cover some of the costs of administering the Policy and the Variable Account. This charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.25%. (See "Administrative Charges" page 31).
         There is also an administrative charge (the "Policy Fee") each year for Policy maintenance. This fee is currently $30 (or 2% of the Policy Value, if less) but will not be assessed for Policy Years in which the Policy Value exceeds $50,000 on the last business day of the Policy Year or as of the date the Policy is surrendered. The Policy Fee will be deducted at the end of the Policy Year or when the Policy is surrendered, if earlier. The Policy Fee may change but it is guaranteed not to exceed $60 (or 2% of the Policy Value, if less) per Policy Year. After the Annuity Date this fee is referred to as the Annuity Fee. The Annuity Fee is $30 and will not change. (See "Administrative Charges" page 31.)

         Currently, no Transfer Fees are imposed. However, for each transfer in excess of twelve during a Policy Year, a Transfer Fee may be imposed equal to no more than $10. (See "Transfer Fee" page 32.)

         Also, New York currently has no premium tax nor retaliatory premium tax. If New York imposes these taxes in the future, or if the Owner is or becomes a resident of a state other than New York where such taxes apply, the charges could be deducted from premiums, from amounts withdrawn, and/or from the Annuity Purchase Amount upon annuitization. (See "Premium Taxes" page 32.)

Variable Account Fee Table
         The purpose of this table is to assist in understanding the various costs and expenses that the Owner will bear directly and indirectly. The table reflects expenses of the Variable Account as well as of the Portfolios. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" on page 30 of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable. Policy Transaction Expenses
     Sales Load Imposed on Purchase Payments   0
     Maximum Contingent Deferred Sales Load    6%
-----------------------------------------------------------------------------

Range of Contingent Deferred Sales Load Over Time
Policy Years since  (as a percentage of Premium Receipt)  Contingent Deferred
Premium Receipt(1)                                         Sales Load Percentage
Less than 2 years                                             6%
2 years but less than 4 years                                 5%
4 years but less than 6 years                                 4%
6 years but less than 7 years                                 2%
7 or more                                                     0%
------------------------------------------------------------------------------

         Transfer Fee(2)             0
         Systematic Withdrawal Fee(2)        0
         Policy Fee(3)              $30
         Variable Account Annual Expenses
     (as a percentage of average Variable Account assets)
         Mortality and Expense Risk Charges                            1.25%
         Administrative Expense Charge (4)                              .15%
         Other Fees and Expenses of the Variable Account               0.00%
         Total Variable Account Annual Expenses                        1.40%

                                                   Zero                              Growth
                                  Money  Managed  Coupon   Quality   Small   Capital   and
Portfolio                        Market  Assets    2000     Bond      Cap AppreciationIncome
 Annual Expenses(6)
(as a percentage of Portfolio average net assets after fee waiver and/or expense reimbursement )

Management Fees                    0.00%    0.00%    0.00%    0.00%    0.23%   0.00%   0.00%
Other Expenses                     0.00%   0.25%    0.00%    0.00%    0.32%    0.25%   0.22%
Total Portfolio Annual  Expenses   0.00%    0.25%    0.00%    0.00%    0.55%   0.25%   0.22%




                                    Small                                 Stock  Socially
                     International Company     DisciplinedInternational   Index   Responsbile
Portfolio               Equity      Stock    Stock           Value        Fund       Fund
 Annual Expenses(6)

(as a percentage of Portfolio average net assets after fee waiver and/or expense reimbursement )

Management Fees            0.00%                                           0.14%     0.00
Other Expenses             0.23%                                           0.26%     0.25%
Total Portfolio Annual
  Expenses                 0.23%                                           0.40%     0.25%



Expense information regarding the Portfolios has been provided by the Funds. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. In preparing the table above and the examples that follow, Transamerica has relied on the figures provided by the Funds. Actual expenses in future years may be higher or lower than the figures above. Notes to Fee Table: (1) A portion of the Premium may be withdrawn each year after the first
     Policy Year without imposition of any Contingent Deferred Sales Load, and after a Premium has been held by Transamerica for seven Policy Years, the remaining Premium may be withdrawn free of any Contingent Deferred Sales Load. (See "Charges and Deductions" page 30.)

(2) Transamerica currently does not impose a Transfer Fee or a Systematic Withdrawal Fee. However, a Transfer Fee of $10 may be imposed for each transfer in excess of twelve in a Policy Year, and a fee of up to $25 per year may be imposed if the Systematic Withdrawal Option is elected. (See "Charges and Deductions" page 30.)
(3) The current annual Policy Fee of $30 (or 2% of the Policy Value, if less) per Policy Year is assessed only on Policies of less than $50,000. The fee may be changed annually, but it may not exceed $60 (or 2% of the Policy Value, if less). (See "Charges and Deductions" page 30.)

(4) The current annual Administrative Expense Charge is .15%; it may be increased to .25%. The total of the charges described in notes (2), (3) and (4) will never exceed the anticipated or estimated costs to administer the Policy and the Variable Account. (See "Charges and Deductions" page 30.)
(5) From time to time, the Portfolios' investment advisers (or the manager and/or administrator in the case of the Stock Index Fund) in their sole discretion may waive all or part of their fees and/or voluntarily assume certain Portfolio expenses. For a more complete description of the Portfolios' fees and expenses, see the Funds' prospectuses. As of the date of this Prospectus, certain fees are being waived or expenses are being assumed, in each case on a voluntary basis. Without such waivers or reimbursements, the Management Fees, Other Expenses and Total Portfolio Annual Expenses that would have been incurred for the last completed fiscal year, December 31, 1994 for all Portfolios would be -

      Money Market: 0.50%, 0.38%, 0.88%; Managed Assets: 0.75%,
     0.38%, 1.13%; Zero Coupon 2000: 0.45%, 0.60%, 1.05%; Quality
     Bond: 0.65%, 0.55%, 1.20%; Small Cap: 0.75%, 0.32%, 1.07%;
     Capital Appreciation: 0.75%, 0.36%, 1.11%; Growth and Income:
     0.75%, 0.75%, 1.50%; International Equity: 0.75%, 1.18%, 1.93%;
     Small Company Stock:  0.00%; Disciplined Stock:  0.00%;
     International Value:  0.00%; Stock Index Fund: 0.30%, 0.26%,
     0.56%; and Socially Responsible Fund: 0.75%, 2.10%, 2.85%. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. See the Funds' prospectuses for a discussion of fee waiver and expense reimbursements.

Examples*

     The following six examples reflect the $30 Policy Fee as an annual charge of 0.068% of assets based on an approximate average Policy Value of $44,000.
     These examples all assume no Transfer Fees, systematic withdrawal fee or premium tax have been assessed. Premium taxes may be applicable.
(See "Premium Taxes" page 32.)
     Examples 1 through 3 show expenses based on fee waivers and reimbursements. There is no guarantee that any fee waivers or expense reimbursements will continue in the future.

Example 1
     If the Owner surrenders the Policy at the end of the applicable time period, he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:
       One Year         Three Years      Five Years            Ten Years

Money Market
Managed Assets
Zero Coupon 2000
Quality Bond
Small Cap
Capital Appreciation
Growth and Income
International Equity
Small Company Stock
Disciplined Stock
International Value
Stock Index Fund
Socially Responsible Fund


Example 2
   If the Owner does not surrender and does not annuitize the Policy, he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:
        One Year         Three Years      Five Years            Ten Years

Money Market
Managed Assets
Zero Coupon 2000
Quality Bond
Small Cap
Capital Appreciation
Growth and Income
International Equity
Small Company Stock
Disciplined Stock
International Value
Stock Index Fund
Socially Responsible Fund

Example 3
         If the Owner elects to annuitize at the end of the applicable period under an Annuity Form with life contingencies,** he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:

            One Year         Three Years      Five Years            Ten Years

Money Market
Managed Assets
Zero Coupon 2000
Quality Bond
Small Cap
Capital Appreciation
Growth and Income
International Equity
Small Company Stock
Disciplined Stock
International Value
Stock Index Fund
Socially Responsible Fund



Examples 4 through 6 show examples based on the fund fees and expenses which would have been incurred for the last completed fiscal year, December 31, 1994, for all Portfolios if no fee waivers and reimbursements had been in effect.

Example 4
         If the Owner surrenders the Policy at the end of the applicable time period, he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:

            One Year         Three Years      Five Years            Ten Years

Money Market
Managed Assets
Zero Coupon 2000
Quality Bond
Small Cap
Capital Appreciation
Growth and Income
International Equity
Small Company Stock
Disciplined Stock
International Value
Stock Index Fund
Socially Responsible Fund

Example 5
         If the Owner does not surrender and does not annuitize the Policy, he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:
       One Year         Three Years      Five Years            Ten Years

Money Market
Managed Assets
Zero Coupon 2000
Quality Bond
Small Cap
Capital Appreciation
Growth and Income
International Equity
Small Company Stock
Disciplined Stock
International Value
Stock Index Fund
Socially Responsible Fund



Example 6
          If the Owner elects to annuitize at the end of the applicable period under an Annuity Form with life contingencies,** he/she would pay the following expenses on a $1,000 Initial Premium assuming a 5% annual return on assets:

        One Year         Three Years      Five Years            Ten Years

Money Market
Managed Assets
Zero Coupon 2000
Quality Bond
Small Cap
Capital Appreciation
Growth and Income
International Equity
Small Company Stock
Disciplined Stock
International Value
Stock Index Fund
Socially Responsible Fund


* In preparing the examples above, Transamerica has relied on the data provided by the Funds. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures.
** For annuitization under a form that does not include life contingencies, a Contingent Deferred Sales Load may apply.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER
OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE
POLICY.

Annuity Payments
         Annuity Payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis as the Owner selects. The Owner has flexibility in choosing the Annuity Date for his or her Policy. In no event may the Annuity Date be later than the first day of the month immediately preceding the month of the Annuitant's 85th birthday nor earlier than the first day of the month coinciding with or immediately following the third Policy Anniversary. Annuity Payments will begin on the first day of the calendar month following the Annuity Date. (See "Annuity Payments" page 33.)
         Four Annuity Forms are available under the Policy: (1) Life Annuity;
(2) Life and Contingent Annuity; (3) Life Annuity with Period Certain; and
(4) Joint and Survivor Annuity. (See "Annuity Forms" page 34.)
Payments on Death Before the Annuity Date

         A death benefit is paid on the death of either the Owner or Annuitant prior to the Annuity Date. If the deceased Owner or Annuitant, as applicable, had not attained their 85th birthday, the death benefit for a Policy is the greatest of (a) the Policy Value, (b) all Premiums paid to the Policy less withdrawals and any applicable premium taxes or (c) the greatest Policy
Anniversary Value prior to the earliest of the Annuitant's or Owner's 75th birthday increased by Premiums paid since that Policy Anniversary less withdrawals and any applicable premium taxes. If the deceased Owner or Annuitant, as applicable, has attained age 85, the death benefit will be the Policy Value. If the deceased Owner or Annuitant, as applicable, had not attained 85th birthday, the death benefit will generally be paid within seven days of receipt of the required Proof of Death of the Owner or the Annuitant and election of the method of settlement or as soon thereafter as Transamerica has sufficient information about the Beneficiary to make the payment, but if no settlement method is elected the death benefit will be paid no later than one year from the date of death. No Contingent Deferred Sales Load is imposed. The death benefit may be paid as either a lump sum or as an annuity.

(See "Death Benefit" page 28.)
Federal Income Tax Consequences
           An Owner who is a natural person generally should not be taxed on increases in the Policy Value until a distribution under the Policy occurs (e.g., a withdrawal or Annuity Payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a Policy). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. In addition, a federal penalty tax may apply to certain distributions or deemed distributions. (See "Federal Tax Matters" page 36.) Right to Cancel

           The Owner has the right to examine the Policy for a limited period, known as a "Free Look Period." The Owner can cancel the Policy by delivering or mailing a written notice or by sending a telegram to (a) the agent through whom the Policy was purchased or (b) the Service Center before midnight of the tenth day after receipt of the Policy. Notice given by mail and the return of the Policy by mail, properly addressed and postage prepaid, will be deemed by Transamerica to have been made on the date postmarked. Transamerica will refund the Policy Value determined as of the date the notice is postmarked within seven days after receipt of such notice to cancel and the returned Policy. Questions

          Any questions about procedures or the Policy will be answered by the Transamerica Annuity Service Center ("Service Center"), P.O. Box 30757, Los Angeles, CA 90030-0757; (800) 258-4261. All inquiries should include the Policy Number and the Owner's and Annuitant's names.

         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the prospectuses for Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, and The Dreyfus Socially Responsible Growth Fund, Inc. which should be referred to for more detailed information. With respect to Qualified Policies, it should be noted that the requirements of a particular retirement plan, an endorsement to the Policy, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended,may impose limits or restrictions on Premiums, Withdrawals, distributions, or benefits, or on other provisions of the Policy. This Prospectus does not describe such limitations or restrictions. (See "Federal Tax Matters" page 36.)

CONDENSED FINANCIAL INFORMATION
         The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.
         The following table sets forth certain information regarding the Sub-Accounts for a Policy for the period from the effective date of the registration statement for the Policy, February 18, 1993, through December 31, 1994 except for the Capital Appreciation Sub-Account which commenced operations on April 5, 1993, and except for the Socially Responsible Sub-Account which commenced operations on October 7, 1993.
         The Variable Accumulation Unit values and the number of Variable Accumulation Units outstanding for each Sub-Account for the periods shown are as follows:

                                            Year Ending December 31, 1993
         -----------------------------------------------------------------

                           Money       Managed    Zero Coupon     Quality
                          Market       Assets        2000          Bond       Small Cap
                        Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account

Accumulation Unit Value
    at Beginning of Period  $1.021      $12.797       $13.225      $12.310      $39.620
Accumulation Unit Value
    at End of Period..    $1.018       $12.861      $13.373       $12.445      $37.702
Number of Accumulation
Units Outstanding
    at End of Period.. 2,678,280.492 167,686.797  137,252.898   86,752.856   138,557.449


                     Capital Appreciation               Socially Responsible
                          Sub-Account                        Sub-Account
                          (Inception-                        (Inception-
                           April 5,         Stock Index      October 7,
                             1993)          Sub-Account         1993)
                             -----          -----------         -----
Accumulation Unit Value at
   Beginning of Period.....  $6.590           $16.590          $12.490
Accumulation Unit Value at
   End of Period........... $13.160           $16.521          $13.364
Number of Accumulation Units
Outstanding at End of Period  44,612.892     32,543.274       3,555.254


                                            Year Ending December 30, 1994

------------------------------------------------------------------------


                           Money       Managed    Zero Coupon     Quality
                          Market       Assets        2000          Bond       Small Cap
                        Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account

Accumulation Unit Value
    at Beginning of Period $1.018       $12.861       $13.373      $12.445      $37.702
Accumulation Unit Value
    at End of Period..    $1.048       $12.496      $12.672       $11.710      $40.064
Number of Accumulation
Units Outstanding
    at End of Period.. 8,547,280.580 820,985.239  203,164.531   164,657.768  612,327.228


                   Capital Appreciation     Stock Index           Socially Responsible
                        Sub-Account         Sub-Account           Sub-Account

Accumulation Unit Value
    at Beginning of Period    $13.160         $16.521             $13.364
Accumulation Unit Value
    at End of Period.....      $13.373        $16.437               $13.377
Number of Accumulation
Units Outstanding
    at End of Period.....    285,264.827    190,496.641           24,435.402

                          Year Ending December 30, 1995
------------------------------------------------------------------------
---------

                     Money       Managed    Zero Coupon     Quality
                Market       Assets        2000          Bond       Small Cap
               Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
Accumulation Unit Value
    at Beginning of Period
Accumulation Unit Value
    at End of Period..
Number of Accumulation
Units Outstanding
    at End of Period..


    Capital         Growth  International Stock Index  Socially Responsible
    Appreciation    &Income
    Sub-Account   Sub-Account Sub-AccountS  ub-Account  Sub-Account
Accumulation Unit Value
    at Beginning of Period
Accumulation Unit Value
    at End of Period.....
Number of Accumulation
Units Outstanding
    at End of Period.....

Financial Statements for the Variable Account and Transamerica
           The financial statements and reports of the independent certified public accountants for the Variable Account and Transamerica are contained in the Statement of Additional Information.

PERFORMANCE DATA
           From time to time, Transamerica may advertise yields and average annual total returns for the Sub-Accounts of the Variable Account. In addition, Transamerica may advertise the effective yield of the Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.
         The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
         The yield of a Sub-Account (other than the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.
         The yield calculations do not reflect the effect of any Contingent Deferred Sales Load or premium taxes that may be applicable to a particular Policy. To the extent that the Contingent Deferred Sales Load is applicable to a particular Policy, the yield of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.
         The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable Contingent Deferred Sales Load but excluding the deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.
         Performance information for any Sub-Account reflects only the performance of a hypothetical Policy under which Policy Value is allocated to a Sub-Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.
         Reports and promotional literature may also contain other information including (1) the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's
Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.
         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the Policy, the effects of the Policy's lifetime payout option, and the operation of certain special investment features of the Policy -- such as the Dollar Cost Averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies. Transamerica may also discuss the Social Security system and its projected payout levels, using graphs, charts and other illustrations.
         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the Sub-Accounts. The non-standard average annual total return and cumulative total return will assume that no Contingent Deferred Sales Load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all Sub-Accounts.
         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.
         Transamerica   may  also   advertise   performance   figures   for  the
Sub-Accounts based on the performance of a Portfolio prior to the time the Variable Account commenced operations.

FIRST TRANSAMERICA LIFE INSURANCE COMPANY
AND THE VARIABLE ACCOUNT
First Transamerica Life Insurance Company
           First Transamerica Life Insurance Company ("Transamerica") is a
stock life insurance company incorporated under the laws of the State of
New York on February 5, 1986. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, which in turn is an indirect subsidiary of Transamerica Corporation. The address for First Transamerica Life is 575 Fifth Avenue, Thirty-Sixth Floor, New York, New York 10017-2422. Published Ratings
           Transamerica may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account. The Variable Account
           Separate Account VA-2LNY of Transamerica (the Variable Account) was established by Transamerica as a separate account under the laws of the State of New York on June 23, 1992 pursuant to resolutions of Transamerica's Board of Directors. The Variable Account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Variable Account.
         The assets of the Variable Account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 4240 of the New York Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account) if and to the extent so provided in the applicable agreements, and the Policies contain such a provision. Income, gains and losses incurred on the assets in the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the Variable Account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

         The Variable Account has thirteen Sub-Accounts, each of which invests solely in a specific corresponding Portfolio. (See "The Funds" page 19.)Changes to the Sub-Accounts may be made at the discretion of Transamerica.
(See "Addition, Deletion, or Substitution" page 22.)


THE FUNDS
           The Variable Account invests exclusively in Dreyfus Variable Investment Fund (the "Variable Fund"), Dreyfus Stock Index Fund (the "Stock Index Fund") and The

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Dreyfus  Socially  Responsible  Growth Fund,  Inc.  (the  "Socially  Responsible
Fund"). The Variable Fund was organized as an unincorporated business trust under Massachusetts law pursuant to an Agreement and Declaration of Trust dated October 29, 1986, commenced operations on August 31, 1990, and is registered with the Commission as an open-end management investment company under the 1940 Act. Currently, eleven Series (i.e., portfolios) of the Variable Fund are available for the Policies. Each Series has separate investment objectives and policies. As a result, each Series operates as a separate investment portfolio and the investment performance of one Series has no effect on the investment performance of any other Series. The Stock Index Fund was incorporated under Maryland law on January 24, 1989, commenced operations on September 29, 1989,
and  is  registered  with  the  Commission  as  an  open-end,   non-diversified,
management investment company. The Socially Responsible Fund was incorporated under Maryland law on July 20, 1992, commenced operations on August 31, 1993, and is registered with the Commission as an open-end, diversified, management investment company. However, the Commission does not supervise the management or the investment practices and policies of any of the Funds. The assets of the Variable Fund, the Socially Responsible Fund and the Stock Index Fund are each separate from the assets of the other Funds.

         The Dreyfus Corporation provides investment advisory and administrative services to the Variable Fund and the Socially Responsible Fund, and Wells Fargo NIKKO Investment Advisors provides index fund management services to the Index Fund, with The Dreyfus Corporation serving as the administrator, in accordance with applicable agreements with the Funds. Comstock Partners, Inc., provides sub-investment advisory services to the Asset Allocation Series and Fayez Sarofim & Company provides sub-investment advisory services to the Capital Appreciation Series. NCM Capital Management Group, Inc. provides sub-investment advisory services for the Socially Responsible Fund.
         The Portfolios are described below. See the Variable Fund, the Stock Index Fund and the Socially Responsible Fund prospectuses for more information. Money Market Series
           The Money Market Series' investment objective is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It seeks to achieve its objective by investing in short-term money market instruments. The investment advisory fee is payable monthly at the annual rate of 0.50 of 1% of the value of the Series' average daily net assets. This Series is neither insured nor guaranteed by the United States Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share. Managed Assets Series
           The Managed Asset Series' investment objective is to maximize total return, consisting of capital appreciation and current income. It seeks to achieve its objective by investing in a wide range of equity and debt securities and money market instruments. An investment advisory fee is payable monthly to The Dreyfus Corporation, and a sub-investment advisory fee is payable monthly to Comstock Partners, Inc., each at the annual rate of 0.375 of 1% (for a total of 0.75%) of the value of the Series' average daily net assets. Zero Coupon 2000 Series
           The Zero Coupon 2000 Series' investment objective is to provide as high an investment return as is consistent with the preservation of capital. It seeks to achieve its objective by investing primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. Government trust certificates (collectively, "Stripped Treasury Securities"). The Series also may purchase certain other types of stripped government or corporate securities. The Series' assets will consist primarily of portfolio securities which will mature on or about December 31, 2000. The investment advisory fee is payable monthly at the annual rate of
0.45 of 1%
of the value of the Series' average daily net assets. No more than 55% of the Series' assets will be invested in Stripped Treasury Securities.
Quality Bond Series
           The Quality Bond Series' investment objective is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. It seeks to achieve its objective by investing principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major banking institutions. The investment advisory fee is payable monthly at the annual rate of 0.65 of 1% of the value of the Series' average daily net assets. Small Cap Series
           The Small Cap Series' investment objective is to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks;under normal market conditions, the Series will invest at least 65% of its total assets in companies with market capitalizations of less than $750 million at the time of purchase which The Dreyfus Corporation believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in the future earnings. The investment advisory fee is payable monthly at the annual rate of 0.75 of 1% of the value of the Series' average daily net assets. Capital Appreciation Series
           The Capital Appreciation Series' primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. It seeks to achieve its goals by investing in common stocks of domestic and foreign issuers. An investment advisory fee is payable to The Dreyfus Corporation and a sub-investment advisory fee is payable monthly to Fayez Sarofim & Company at the annual rate of 0.75 of 1% of the value of the Series' average daily net assets. Growth and Income Series
         The Growth and Income Series' investment objective is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Series invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Series' assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities. An investment advisory fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Series' average daily net assets. International Equity

         The International Equity Series' investment objective is to maximize capital appreciation. This Series invests primarily in the equity securities of foreign issuers located throughout the world. An investment advisory fee at an annual rate of 0.75 of 1% of the value of the Series' average daily net assets is payable monthly to The Dreyfus Corporation. The Dreyfus Corporation has agreed to pay M&G Investment Management Limited a monthly fee at the annual rate of 0.30 of 1% of the value of the Series' average daily net assets. Small Company Stock Portfolio
         The Small Company Stock Portfolio's investment objective is to provide investment results that are greater than the total return performance or publicly-traded common stocks in the aggregate, as represented by the Russell 2500(TM) Index. This Series invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500(TM) Index. Disciplined Stock Portfolio
         The Disciplined Stock Portfolio's investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as presented by the Standard & Poor's 500 Composite Stock Price Index. This Series will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.

International Value Portfolio
         The International Value Portfolio's investment objective is long-term capital growth. This Series invests primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be recharacterized as "value" companies according to criteria established by the Series' investment advisers. Stock Index Fund

           The Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Stock Index Fund's index management fee and administration fee are each paid monthly at the annual rate of 0.15 of 1% (for a total of 0.30%) of the value of the Stock Index Fund's average daily net assets. Socially Responsible Fund

           The Socially Responsible Fund's primary goal is to provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal. A management fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75 of 1% of the value of the Socially Responsible Fund's average daily net assets. The Dreyfus Corporation pays NCM Capital Management Group, Inc. a sub-investment advisory fee at the annual rate of 0.10 of 1%, if assets of the Socially Responsible Fund are $500 million or below, and 0.20% of 1% if such assets are in excess of $500 million.

         Meeting objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. THERE IS NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.
         An investment in the Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Policy federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the Policy involves certain investment risks, including possible loss of principal.
         Since all of the Portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more other separate accounts investing in the Funds. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate account from investing in the Funds. See the Funds' prospectuses for more details.
         Additional information concerning the investment objectives and policies of all of the Portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the Funds which accompany this Prospectus. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premiums to, or transfers among, the Sub-Accounts. Addition, Deletion, or Substitution
           Transamerica does not control the Funds and cannot guarantee that any of the Sub-Accounts of the Variable Account or any of the Portfolios will always be available for allocation of Premiums or transfers. Transamerica retains the right to make changes in the Variable Account and in its investments.
         Subject to the approval of the New York Insurance Department, Transamerica reserves the right to eliminate the shares of any Portfolio held by a Sub-Account, and to substitute shares of another Portfolio or of another investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in Transamerica's judgement, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in a Sub-Account will not be made without prior notice to the Owner and the prior approval of the Commission. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.
         New Sub-Accounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Transamerica. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. Transamerica may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, Transamerica will notify Owners and request a re-allocation of the amounts invested in the eliminated Sub-Account.
         In the event of any substitution or change, Transamerica may make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.
         THE POLICY
           The Policy is a Flexible Premium Multi-Funded Individual Deferred Annuity Policy. The rights and benefits under the Policy are described below and in the Policy; however, Transamerica reserves the right to make any modification to conform the Policy to, or give the Policy Owner the benefit of, any federal or state statute or rule or regulation. The obligations under the Policy are obligations of Transamerica.
         The Policies are available on a non-qualified basis and as individual retirement annuities (IRAs) that qualify for special federal income tax treatment. Generally, Qualified Policies may be purchased only in connection with a "rollover" of funds from another qualified plan or IRA and contain certain restrictive provisions limiting the timing and amount of payments and distributions from the Qualified Policy. Qualified Policies

           The Policies may be used to fund IRA rollovers for use in connection with Section 408(b) of the Code. If a Policy is purchased to fund an IRA, the Annuitant must also be the Owner. Under current tax law, minimum distributions from IRAs must commence not later than April 1st of the calendar year following the calendar year in which the Owner attains age 70 1/2. The Owner should consult his/her tax adviser concerning these matters. The only type of qualified plan that Policies are available to fund is an IRA rollover.

         An IRA rollover is a rollover of certain kinds of distributions from qualified plans, Section 403(b) tax sheltered annuities and individual retirement plans, following the rules set out in the Code to maintain favorable tax treatment to an Individual Retirement Annuity.

POLICY APPLICATION AND PREMIUMS
Premiums
           All Premiums must be paid to the Service Center. A confirmation will be issued to the Owner upon the acceptance of each Premium.
         The Initial Premium for each Policy must be at least $5,000. The Policy will be issued and the Net Premium derived from the Initial Premium generally will be accepted and credited within two business days after the receipt of a properly completed application and receipt of the Initial Premium at the Service Center. (A Net Premium is the Premium less any applicable premium taxes, including retaliatory premium taxes, should such taxes be levied in the future in New York or should the

Owner live in a state with such taxes in the future.) Acceptance is subject to the application being received in good order, and Transamerica reserves the right to reject any application.
         If the Initial Premium cannot be credited within two days of receipt of the Premium and application because the application is incomplete or for any other reason, then Transamerica will contact the Owner, explain the reason for the delay and will refund the Initial Premium within five business days, unless the Owner consents to Transamerica retaining the Initial Premium and crediting it as soon as the requirements are fulfilled.


           The Owner has the right to examine the Policy for a limited period, known as a "Free Look Period." The Owner can cancel the Policy by delivering or mailing a written notice or by sending a telegram to (a) the agent through whom the Policy was purchased or (b) the Service Center, before midnight of the tenth day after receipt of the Policy. Notice given by mail and the return of the Policy by mail, properly addressed and postage prepaid, will be deemed by Transamerica to have been made on the date postmarked. Transamerica will refund the Policy Value determined as of the date the notice is postmarked, within seven days after receipt of such notice to cancel and the returned Policy.

         Additional Premiums may be made at any time prior to the Annuity Date, as long as the Annuitant or Contingent Annuitant is living. Additional Premiums must be at least $500, or at least $100 if made pursuant to an automatic payment plan, under which the Additional Premiums is automatically deducted from a bank account. In addition, minimum allocation amounts apply (see "Allocation of Premiums" on page 24). Additional Net Premiums are credited to the Policy as of the date the payment is received.
         Total Premiums for any Policy may not exceed $1,000,000 without prior approval of Transamerica.
         In no event may the sum of all Premiums for a Policy during any taxable year exceed the limits imposed by any applicable federal or state laws, rules, or regulations.
Allocation of Premiums
           The Owner specifies in the application how Premiums will be allocated under the Policy. The Owner may allocate the Net Premium to one or more of the Sub-Accounts as long as the portions are whole number percentages and any allocation percentage for a Sub-Account is at least 10%. In addition, the Initial Premium is subject to a minimum allocation of $1,000 to any selected Sub-Account. The Owner may choose to allocate nothing to a particular Sub-Account.

         For IRAs, on the Policy Date, the Net Premium derived from the Initial Premium will first be allocated to the Money Market Sub-Account of the Variable Account and will remain in that Sub-Account for fifteen calendar days after the Policy Date. At that time, the dollar value of the Accumulation Units held in the Money Market Sub-Account attributable to such net Premium will be allocated among the Sub-Accounts of the Variable Account in accordance with the allocation percentages selected by the Owner in the application. On non-IRA Policies, the Net Premium derived from the initial Premium will be allocated directly to the Sub-Account(s) selected by the Owner.

         Each Net Premium will be subject to the allocation percentages in effect at the time of receipt of such Premium. The allocation percentages for new Premiums among the Sub-Accounts may be changed by the Owner at any time by submitting a request for such change to the Service Center in a form and manner acceptable to Transamerica. Any changes to the allocation percentages are subject to the limitation above. Any change will take effect with the first Premium received with or after receipt of request for such change by the Service Center, in a form and manner acceptable to Transamerica, and will continue in effect until subsequently changed.
         If the allocation of additional Net Premiums is directed to an Inactive Sub-Account of the Variable Account, then the amount allocated must be at least $1,000.

POLICY VALUE

           Before the Annuity Date, the Policy Value is the total dollar amount of all Variable Accumulation Units in each Sub-Account credited to a Policy. The Policy Value is equal to: (a) Net Premiums; plus or minus (b) any increase or decrease in the value of the Sub-Accounts due to investment results; less (c) the daily Mortality and Expense Risk Charge; less (d) the daily Administrative Expense Charge; less (e) the annual Policy Fees, if applicable, taken at the end of each Policy Year; less (f) any Transfer Fees; and less (g) any withdrawals from the Sub-Accounts.

         A Valuation Period is the period between successive Valuation Days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Day and ends at the close of the New York Stock Exchange on the next succeeding Valuation Day. A Valuation Day is each day that the New York Stock Exchange is open for regular business. The value of the Variable Account assets is determined at the end of each Valuation Day. To determine the value of an asset on a day that is not a Valuation Day, the value of that asset as of the end of the next Valuation Day will be used.
         The Policy Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of all of the selected Portfolios as well as the deductions for charges.
         Net Premiums which the Owner allocates to a Sub-Account of the Variable Account are used to purchase Variable Accumulation Units in that Sub-Account. The number of Variable Accumulation Units to be credited for each Sub-Account will be determined by dividing the portion of each Net Premium allocated to the Sub-Account by the Variable Accumulation Unit Value determined at the end of the Valuation Period during which the Net Premium was received. In the case of the Initial Net Premium, Variable Accumulation Units for that payment will be credited to the Policy Value (and held in the Money Market Sub-Account for fifteen calendar days after the Policy Date) within two Valuation Days of the later of: (a) the date an acceptable and properly completed application is received at our Service Center; or (b) the date our Service Center receives the Initial Premium. In the case of any subsequent Premium, Variable Accumulation Units for that payment will be credited at the end of the Valuation Period during which Transamerica receives the payment. The value of a Variable Accumulation Unit for each Sub-Account for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Sub-Account's Net Investment Factor for the Valuation Period. The value of a Variable Accumulation Unit may go up or down.
         The Net Investment Factor is used to determine the value of Accumulation and Annuity Unit Values for the end of a Valuation Period. The applicable formula can be found in the Statement of Additional Information.
         Transfers among the Sub-Accounts will result in the purchase and/or cancellation of Variable Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Sub-Account. The purchase and cancellation of such units generally are made using the Variable Accumulation Unit value of the applicable Sub-Accounts as of the end of the Valuation Day in which the transfer is effective.

TRANSFERS
Before the Annuity Date
           Before the Annuity Date, the Owner may transfer all or part of the Policy Value among the Variable Sub-Account(s) by giving a Written Request to the Service Center subject to the following conditions: (1) not more than 18 transfers may be made in any Policy Year; (2) the minimum amount which may be transferred is $500; and

(3) the minimum transfer to an Inactive Sub-Account is $1,000. Transfers are also subject to such terms and conditions as may be imposed by the Funds.
         Transfer requests must specify the amounts being transferred from each Sub-Account and the amounts being transferred into each Sub-Account.

         Currently, there is no charge for transfers. However, Transamerica reserves the right to impose a charge of the lesser of 2% of the amount transferred or $10 for each transfer after twelve in any Policy Year. All requests received during a single Valuation Period will be treated as a single transfer. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

         If a transfer reduces the value in a Sub-Account to less than $1,000, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the Owner. Under current law, there will not be any tax liability to the Owner if the Owner makes a transfer.
Possible Restrictions
         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect Owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant Sub-Account values from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of investment opportunities because the Portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by Owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the Owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to request that each transfer request be submitted in writing and be manually signed by the Owner or Owners; facsimile transfer requests may not be allowed. Dollar Cost Averaging

           Prior to the Annuity Date, the Owner may have amounts transferred automatically from either (but not both) of the Money Market or Quality Bond Sub-Accounts to any of the other Sub-Accounts on a monthly basis by giving Written Notice to the Service Center. The written notice must specify: 1) the Sub-Account from which the transfers are to be made; 2) the amount of each monthly transfer; and 3) the Sub-Account(s) to receive the transfers. The transfers will begin on the tenth day or, if not a Valuation Day, the Valuation Date following the tenth day, of the month following receipt of Written Notice, provided that Dollar Cost Averaging transfers will not commence until the later of (a) 30 days after the Policy Date, or (b) the end of the Free Look Period. Transamerica may, upon written notice to the Owner, change the day of the month on which transfers are made. Transfers will continue for twelve consecutive months unless terminated by the Owner, or automatically terminated by Transamerica because there are insufficient funds in the applicable Sub-Account or for other reasons as set forth in the Policy. The Owner may request that monthly transfers be continued for an additional twelve months by giving Written Notice to the Service Center within 30 days prior to the last monthly transfer. If no written request to continue the monthly transfers is made by the Owner, this option will terminate automatically with the twelfth transfer.
         In order to be eligible for Dollar Cost Averaging, the Owner must meet the following conditions: (1) the value of the selected Sub-Account (from which the transfers are made) must be at least $5,000; (2) the minimum amount that can be transferred out of the selected Sub-Account is $250 per month and the maximum that can be transferred is one-twelfth of the Sub-Account; and (3) the minimum amount transferred into any other Sub-Account is the greater of $250 or 10% of the amount being transferred.

     Transfers due to Dollar Cost Averaging will not count toward the number of transfers without charge nor the limit of 18 transfers per Policy Year.
After the Annuity Date
           If a Variable Annuity Payout Option is elected, the Owner may transfer Variable Account amounts after the Annuity Date by submitting a request to the Service Center, in a form and manner acceptable to Transamerica, subject to the following provisions: (1) transfers after the Annuity Date may be made no more than four times during any Annuity Year; and (2) the minimum amount transferred from one Sub-Account to another is the amount supporting a current $75 monthly payment.
         Transfers  among  Sub-Accounts   during  the  Annuity  Period  will  be
processed based on the formula outlined in the Statement of Additional Information.

CASH WITHDRAWALS
Withdrawals

           The Owner may withdraw all or part of the Cash Surrender Value for a Policy at any time during the life of the Annuitant and prior to the Annuity Date by giving a written request to the Service Center and subject to the rules below. Federal or state laws, rules or regulations may also apply. The amount payable to the Owner if the Policy is surrendered on or before the Annuity Date is the Cash Surrender Value which is equal to the Policy Value, less any Policy Fee, less any applicable Contingent Deferred Sales Load and less any applicable premium taxes.

         No withdrawals may be made after the Annuity Date. No partial withdrawals will be permitted while the Systematic Withdrawal Option is in effect. Partial withdrawals must be at least $500.
         A full surrender will result in a cash withdrawal payment equal to the Cash Surrender Value at the end of the Valuation Period during which the request is received along with all completed forms. Any applicable Contingent Deferred Sales Load will be deducted from the amount paid.
         In the case of a partial withdrawal, the Owner may instruct the Service Center as to the amounts to be withdrawn from each Sub-Account. If the Owner does not specify the Sub-Account(s) from which the withdrawal is to be made, the withdrawal will be taken pro rata from all Sub-Accounts with current values. If the requested withdrawal reduces the value of the Sub-Account from which the withdrawal was made to less than $1,000, Transamerica reserves the right to transfer the remaining value of that Sub-Account pro rata among the other Active Sub-Accounts with values equal to or greater than $1,000. If no such Sub-Accounts exist, such transfer will be made to the Money Market Sub-Account. The Owner will be notified in writing of any such transfer.
         A partial withdrawal will not be processed if it would reduce the Policy Value to less than $2,000. In that case, the Owner will be notified that he or she will have 10 days from the date notice is mailed to: (a) withdraw a lesser amount (subject to the $500 minimum), leaving a Policy Value of at least $2,000; or (b) surrender the Policy for its Cash Surrender Value. (Amounts payable will be determined as of the end of the Valuation Period during which the subsequent instructions are received.) If, after the expiration of the 10-day period, no written election is received from the Owner, the withdrawal request will be considered null and void, and no withdrawal will be processed.
         The Policy Fee will be deducted from a full surrender before the application of any Contingent Deferred Sales Load (see "Charges and Deductions" page 30). Withdrawals will be allocated on a first-in, first-out basis from Premiums, and then from earnings (for purposes of calculating the Contingent Deferred Sales Load).
     Withdrawals may be taxable transactions. The Code requires Transamerica to withhold federal income tax from withdrawals. However, generally an Owner will be entitled to elect, in writing, not to have tax withholding apply.
Withholding applies to the portion of the withdrawal which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. In addition, under New York law the Owner may request Transamerica to withhold New York income tax from withdrawals. Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of distributions for certain early withdrawals.
(See "Federal Tax Matters" page 36.)
         Withdrawal (including surrender) requests generally will be processed as of the end of the Valuation Period during which the request, including all completed forms, is received. Payment of any cash withdrawal or lump sum death benefit due from the Variable Account will occur within seven days from the date the request is received, except that Transamerica may postpone such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of Owners. The withdrawal request will be effective when all appropriate withdrawal request forms are received. Payments of any amounts derived from Premiums paid by check may be delayed until the check has cleared the Owner's bank.
         SINCE THE OWNER ASSUMES THE INVESTMENT RISK AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE POLICY (TAKING INTO ACCOUNT ANY PRIOR WITHDRAWALS) MAY BE MORE OR LESS THAN THE TOTAL PREMIUMS PAID.
         After a withdrawal of the total Cash Surrender Value, or at any time that the Policy Value is zero, all rights of the Owner will terminate.
         Since the Qualified Policies offered by the Prospectus will be issued in connection with retirement plans which meet the requirements of Section
408(b) of the Code, reference should be made to the terms of the particular retirement plans for any additional limitations or restrictions on cash withdrawals.
         An Owner may elect, under the Systematic Withdrawal Option or Automatic Payout Option (but not both), to withdraw certain amounts on a periodic basis from the Sub-Accounts prior to the Annuity Date.
Systematic Withdrawal Option

           Prior to the Annuity Date, the Owner, by giving Written Notice to the Service Center, may elect to have monthly withdrawals automatically made from one or more Sub-Account(s) on a monthly basis. (Other distribution modes may be permitted.) The withdrawals will commence on the fourth day of the month following receipt of Written Notice, except that they will not commence sooner than the later of (a) 30 days after the Policy Date or (b) the end of the Free Look Period. Upon written notice to the Owners, Transamerica may change the day of the month on which withdrawals are made under this option. Withdrawals will be from the Sub-Account(s) and in the percentage allocations specified by the Owner. If no specifications are made, withdrawals will be pro-rata from all Sub-Account(s) with value.



         To be eligible for the Systematic Withdrawal Option, the Policy Value must be at least $15,000 at the time of election. The minimum monthly amount that can be withdrawn is $125. The maximum monthly amount that can be withdrawn on an annual basis is equal to the sum, as of the date of the first withdrawal, of (a) 10% of Premiums that are less than seven Policy Years old and (b) 10% of remaining Premiums that are at least seven Policy Years old.
         Systematic withdrawals are not subject to the CDSL but can be reduced by any applicable premium tax. Systematic withdrawals may be taxable, subject to withholding, and subject to the 10% penalty tax. (See "Federal Tax Matters" page 36.)
         The withdrawals will continue unless terminated by the Owner or automatically terminated by Transamerica as set forth in the Policy. If this option is terminated it may not be elected again until the next Policy Anniversary. While the Systematic Withdrawal Option is in effect, the Owner may not make partial cash withdrawals. A partial withdrawal while this option is in effect will automatically terminate the Systematic Withdrawal Option and the full amount may be subject to a CDSL.

         Transamerica reserves the right to impose an annual fee of an amount not to exceed $25 for administrative expenses associated with processing the systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a Policy Year. Automatic Payout Option ("APO")

           Prior to the Annuity Date, for Qualified Policies, the Owner may elect the Automatic Payout Option (APO) to satisfy minimum distribution requirements under Section 408(b)(3) of the Code. This may be elected no earlier than six months prior to the calendar year in which the Owner attains age 70 1/2, but payments may not begin earlier than January of such calendar year. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the Policy Date or (b) the end of the Free Look Period. Withdrawals will be from the Sub-Account(s) and in the percentage allocations specified by the Owner. If no specifications are made, withdrawals will be pro-rata from all Sub-Account(s) with value.
         Payments will be made on the seventh day of the month or, if not a Valuation Day, the following Valuation Day, as applicable, will continue unless terminated by the Owner or automatically terminated by Transamerica as set forth in the Policy. Once terminated, APO may not be elected again.

         APO may be elected in any calendar month, but no later than the month in which the Owner attains age 84.

         If only APO withdrawals are made, no Contingent Deferred Sales Load will apply. If a partial withdrawal is taken, a Contingent Deferred Sales Load will be applied to both the APO and partial withdrawals above the free withdrawal amount. (See "Contingent Deferred Sales Load" page 30.)
         To be eligible for this APO, the following conditions must be met: (1) the Policy Value must be at least $15,000 at the time of election; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Section 408(b)(3) or $500; and (3) the minimum amount per payment (if not annual) must be at least $150.

         APO allows the required minimum distribution to be paid in equal installments, either monthly, quarterly, or annually, from the Variable Account. If there are insufficient funds in the Variable Account to make a withdrawal, or for other reasons as set forth in the Policy, this option will terminate.

DEATH BENEFIT

         If the Owner or Annuitant dies before the Annuity Date, a death benefit is payable. If the deceased Owner or Annuitant, as applicable, had not attained their 85th birthday, the death benefit will be the greatest of (a) the Policy Value, (b) all Premiums paid less all withdrawals and any applicable premium taxes or (c) the greatest Policy Anniversary Value prior to the earliest of the Annuitant's or Owner's 75th birthday increased by all Premiums paid since that Policy Anniversary less all withdrawals and any applicable premium taxes since that Policy Anniversary. If the deceased Owner or Annuitant, as applicable, had attained age 85, the death benefit will be equal to Policy Value. The Death Benefit will be determined as of the Valuation Period during which the later of
(a) Proof of Death of the Owner or Annuitant is received by the Service Center or (b) a Written Notice of the method of settlement elected by the Beneficiary is received at the Service Center. If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No Contingent Deferred Sales Load will apply. Until the death benefit is paid, the Policy Value remains in the Variable Account and fluctuates with investment performance of the applicable Portfolio(s). Accordingly, the amount of the death benefit depends on the Policy Value at the time the death benefit is paid.
Payment of Death Benefit
           The death benefit is generally payable upon receipt of Proof of Death of the Annuitant or Owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit or, subject to any limitations under any state or federal law, rule, or regulation, under one of the Annuity Forms unless a settlement agreement is effective under the Policy preventing such election. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws. (See "Federal Tax Matters" page 36.)
Designation of Beneficiaries
           The Owner may select one or more Beneficiaries and name them in the application. If the Owner selects more than one beneficiary, unless otherwise indicated by the Owner they will share equally in any death benefits payable in the event of the Annuitant's death before the Annuity Date if there is no Contingent Annuitant, or the Owner's death if there is no Joint Owner. Different Beneficiaries may be named with respect to the Annuitant's death (Annuitant's Beneficiary) and the Owner's death (Owner's Beneficiary). Before the Annuitant's death, the Owner may change the Beneficiary by notice to the Service Center in a form and manner acceptable to Transamerica. The Owner may also make the designation of Beneficiary irrevocable by sending notice to and obtaining approval from the Service Center. Irrevocable Beneficiaries may only be changed with the written consent of the designated Irrevocable Beneficiaries, except to the extent required by law.
         The interest of any Beneficiary who dies before the Owner or Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of the Owner or Annuitant will also terminate if no benefits have been paid unless the Policy has been endorsed to provide otherwise. The benefits will then be paid as though the Beneficiary had died before the Owner or Annuitant. If the interests of all designated Beneficiaries have terminated, any benefits payable will be paid to the Owner's estate.
         Transamerica may rely on an affidavit by any responsible person in determining the identity or non-existence of any Beneficiary not identified by name.
Death of Annuitant Prior to the Annuity Date
           If the Annuitant dies prior to the Annuity Date and the Annuitant is not the Owner and there is no Contingent Annuitant, a death benefit under the Policy relating to that Annuitant will be paid to the Annuitant's Beneficiary. If there is a Contingent Annuitant, then the Contingent Annuitant will become the Annuitant.
Death of Owner Prior to the Annuity Date
           If the Owner dies before the Annuity Date, a death benefit will be paid to the Owner's Beneficiary. If the Owner's Beneficiary is the deceased Owner's spouse, then the spouse may elect to treat the Policy as his or her own. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws. (See "Federal Tax Matters" page 36.)
Death of Annuitant or Owner After the Annuity Date
           If the Annuitant or Owner dies after the annuity starts, the remaining undistributed portion, if any, of the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some Annuity Forms, there will be no death benefit.

CHARGES AND DEDUCTIONS
           No deductions are made from Premiums except for any applicable premium taxes. Therefore, the full amount, less any premium taxes, of the Premiums are invested in one or more of the Sub-Accounts of the Variable Account.
         As more fully described below, charges under the Policy are assessed in three ways: (1) as deductions for the Policy (or Annuity) Fees, any Transfer Fees, any Systematic Withdrawal Option fees and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expenses; and (3) as Contingent Deferred Sales Loads. In addition, certain deductions are made from the assets of the Funds for investment management fees and expenses. These fees and expenses are described in the Funds' prospectuses and their statements of additional information. Contingent Deferred Sales Load
           No deduction for sales charges is made from Premiums (although premium tax may be deducted). However, a Contingent Deferred Sales Load of up to 6% of Premiums paid may be imposed on certain withdrawals or surrenders (and possibly on certain annuitizations) to partially cover certain expenses incurred by Transamerica relating to the sale of the Policies, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.
         The Contingent Deferred Sales Load percentage varies according to the number of Policy Years between the Policy Year in which a Net Premium was credited to the Policy and the Policy Year in which the withdrawal is made. The amount of the Contingent Deferred Sales Load is determined by multiplying the amount withdrawn subject to the Contingent Deferred Sales Load by the Contingent Deferred Sales Load percentage in accordance with the following table.

Number of
Contract Years
Since Receipt of                                     Contingent Deferred Sales
Load
Purchase Payment                                              As a Percentage of
Purchase Payment
Less than one year                                                         6%
1 year but less than 2 years                                               6%
2 years but less than 3 years                                              5%
3 years but less than 4 years                                              5%
4 years but less than 5 years                                              4%
5 years but less than 6 years                                              4%
6 years but less than 7 years                                              2%
7 or more years                                               0%


         In no event shall the aggregate Contingent Deferred Sales Load assessed against the Policy exceed 6% of the aggregate Premiums paid to a Policy.

         Any Premiums that have been held by Transamerica for at least seven Policy Years and not previously withdrawn may be withdrawn free of any Contingent Deferred Sales Load. In addition, any portion of a free withdrawal amount may be withdrawn each year after the first complete Policy Year without imposition of any Contingent Deferred Sales Load. The free withdrawal amount is only available for the first withdrawal in each Policy Year, and is equal to the greater of (a) the accumulated earnings not previously withdrawn or (b) 10% of Premiums held at least one but less than seven Policy Years prior to the day of withdrawal, not adjusted for any prior withdrawals deemed to be made from such Premiums. Withdrawals will be made first from earnings and then from Premiums on a first in/first out basis. After the first free wirthdrawal in a Policy Year, free withdrawals can be made only from available earnings.
         No Contingent Deferred Sales Load will be charged on the 10% free withdrawal amount if surrender of the Policy occurs in the second or subsequent Policy Year for a Premium and the Owner was eligible to withdraw the amount without charge but had not made such a withdrawal during the Policy Year in which the date of surrender occurs. If the 10% free withdrawal amount is not withdrawn or paid out during a Policy Year, it does not carry over to the next Policy Year. In addition, no Contingent Deferred Sales Load is assessed: upon annuitization to an option involving life contingencies on or after the third Policy Anniversary; on distributions resulting from the death of the Owner or Annuitant before Annuity Date; upon transfers of Policy Value among the Sub-Accounts under the Systematic Withdrawal Option; or, in some circumstances, under the Automatic Payout Option. Any applicable Contingent Deferred Sales Load will be deducted from the amount requested for both partial withdrawals and full surrenders. Administrative Charges
           At the end of each Policy Year before the Annuity Date, Transamerica deducts an annual Policy Fee as partial compensation for expenses relating to the issue and maintenance of the Policy and the Variable Account. The annual Policy Fee is equal to the lesser of $30 or 2% of the Policy Value. No Policy Fee will be deducted for a Policy Year if the Policy Value exceeds $50,000 on the last business day of the Policy Year or as of the date the Policy is surrendered. The Policy Fee may be changed upon 30 days advance written notice, subject to the prior approval of the New York State Insurance Department but in no event may it exceed the lesser of $60 or 2% of the Policy Value. Such increases in the Policy Fee will apply only to future deductions after the effective date of the change. If the Policy is surrendered on other than the end of a Policy Year, the Policy Fee will be deducted in full at the time of such surrender. The Policy Fee will be deducted on a pro rata basis from each Sub-Account in which the Policy is invested at the time of such deduction.

         After the Annuity Date, an annual Annuity Fee of $30 will be deducted in equal amounts from each Variable Annuity Payment made during the year ($2.50 each month if monthly payments). This fee will not be changed. No Annuity Fee will be deducted from Fixed Annuity Payments.
         Transamerica also makes a deduction (the Administrative Expense Charge) from the Variable Account at the end of each Valuation Period (both before and after the Annuity Date) at an effective current annual rate of 0.15% of assets held in each Sub-Account to reimburse Transamerica for those administrative expenses attributable to the Policies and the Variable Account which exceed the revenues received from the Policy Fee, any Transfer Fee, and any fee imposed for Systematic Withdrawals. Transamerica has the ability to increase or decrease this charge, but the charge is guaranteed not to exceed 0.25%. Transamerica will provide 30 days written notice of any change in fees. Transamerica believes that the Administrative Expense Charge and Policy Fee have been initially set (and will continue to be set) at a level that will recover no more than the anticipated and estimated costs associated with administering the Policies and Variable Account. The administrative charges do not bear any relationship to the actual administrative costs of a particular Policy. Transamerica does not expect to make a profit from the Policy Fee or the Administrative Expense Charge. The Administrative Expense Charge is reflected in the Variable Accumulation or Variable Annuity Unit Values for each Sub- Account. Mortality and Expense Risk Charge
           Transamerica imposes a charge called the Mortality and Expense Risk Charge to compensate it for bearing certain mortality and expense risks under the Policies. For assuming these risks, Transamerica makes a daily charge equal to 0.003403%
corresponding to an effective annual rate of 1.25% of the value of the net assets in the Variable Account. This charge is imposed before the Annuity Date and if an Annuity Purchase Amount is applied to a Variable Payment Option, also after the Annuity Date. The approximate portion of this charge estimated to be attributable to mortality risks is 0.65%; the approximate portion of this charge estimated to be attributable to expense risks is 0.60%. Transamerica guarantees that this charge of 1.25% will never increase.
         The Mortality and Expense Risk Charge is reflected in the Variable Accumulation or Variable Annuity Unit Values for each Sub-Account.
         Variable Accumulated Values and Variable Annuity Payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Policy) and to pay death benefits prior to the Annuity Date. Thus Owners are assured that neither the Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the Annuity Payments under the Policy.
         Transamerica also bears substantial risk in connection with the death benefit before the Annuity Date, since it will pay a death benefit equal to the greater of the Policy Value without imposition of a Contingent Deferred Sales Load or the Premiums less withdrawals and premium taxes (so Transamerica bears the risk of unfavorable experience in the Sub-Accounts).
         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the Policy and the Variable Account will exceed the amount recovered through the Administrative Expense Charge, Policy Fees, Transfer Fees and any fees imposed for Systematic Withdrawals.
         If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica. Currently, Transamerica expects a profit from this charge.
         Transamerica anticipates that the Contingent Deferred Sales Load will not generate sufficient funds to pay the cost of distributing the Policies. To the extent that the Contingent Deferred Sales Load is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge. Premium Taxes
         Currently, New York has no premium tax or retaliatory premium tax.
If New York imposes these taxes in the future, or if the Owner is or becomes a resident of the state where such taxes apply, Transamerica will deduct applicable premium taxes, including any retaliatory taxes, paid with respect to a particular Policy from the Premiums, from amounts withdrawn, or from amounts applied on the Annuity Date.
Transfer Fee

           Transamerica currently does not charge for transfers between Sub-Accounts. However, Transamerica may impose a fee for each transfer in excess of the first twelve in a single Policy Year. Transamerica will deduct the charge from the amount transferred. This fee would be no more than $10 or 2% of the amount transferred and would be used to help cover Transamerica's costs of processing transfers.
Systematic Withdrawal Option

           Transamerica reserves the right to impose an annual fee of an amount not to exceed $25 for administrative expenses associated with processing systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a Policy Year. Taxes
           Under present laws, Transamerica will incur state or local taxes (in addition to the premium taxes described above) in several states. No charges are currently made for taxes other than state premium taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the Policies.
Portfolio Expenses

           The value of the assets in the Variable Account reflects the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios are found in the Funds' prospectuses. (See "The Funds" page 19.)



ANNUITY PAYMENTS
Annuity Date
           Initially, the Annuity Date is selected by the Owner at the time the Initial Premium is paid. Thereafter, the Annuity Date may be changed from time to time by the Owner by giving notice to the Service Center provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current Annuity Date. The Annuity Date must not be earlier than the third Policy Anniversary. The latest Annuity Date which may be elected is the first day of the calendar month immediately preceding the month of the Annuitant's 85th birthday.
         The Annuity Date must be the first day of a calendar month. The first Annuity Payment will be on the first day of the month immediately following the Annuity Date.
Annuity Payment
           The Annuity Date is the date that the Annuity Purchase Amount is applied to provide the Annuity Payments under the Policy under the selected Annuity Form and Payment Option, unless the entire Policy Value has been withdrawn or the death benefit has been paid to the Beneficiary prior to that date. The Annuity Purchase Amount is the Policy Value, less any applicable Contingent Deferred Sales Load and less any applicable premium taxes. Any
Contingent Deferred Sales Load will be waived if values are applied to an Annuity Form involving life contingencies on or after the third Policy Anniversary.

         If the amount of the monthly Annuity Payment from any of the Payment Options selected by the Owner would result in a monthly Annuity Payment of less than $20, or if the Annuity Purchase Amount is less than $2,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the Policy Value in a cash payment. Monthly Annuity Payments from the Variable Annuity Payment Option will further be subject to a minimum monthly annuity amount of $50 from each Sub-Account of the Variable Account from which such payments are made.

         The Owner may choose from the Annuity Forms below. Transamerica may consent to other plans of payment before the Annuity Date. For Annuity Forms involving life income, the actual age and/or sex of the Annuitant, or a Joint or Contingent Annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain Qualified Policies. Transamerica reserves the right to ask for satisfactory proof of the Annuitant's (or Joint or Contingent Annuitant's) age. Transamerica may delay Annuity Payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment under a selected Annuity Form shall be greater for older Annuitants than for younger Annuitants.

         The Owner may choose from the two Annuity Payment Options described below. The Annuity Date and Annuity Forms available for Qualified Policies may also be controlled by endorsements, the plan or applicable law.
         A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, Transamerica has not received a proper written election not to have federal income taxes withheld, Transamerica must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply. (See "Federal Tax Matters" page 36.) Election of Annuity Forms and Payment Options
           The Annuity Form and Payment Option for each Policy is set as a 120 month period certain and life Annuity Form, under the Variable Payment Option.
         Before the Annuity Date, and while the Annuitant is living, the Owner may, by Written Request, change the Annuity Form or Annuity Payment Option or may request payment of the Cash Surrender Value for the Policy. The request for change of the Annuity Date or Annuity Payment Option must be received by the Service Center at least 30 days prior to the Annuity Date.
         In the event that an Annuity Form and Payment Option are not selected at least 30 days before the Annuity Date, Transamerica will make Variable Annuity Payments in accordance with the 120 month period certain and life Annuity Form and the applicable provisions of the Policy.
Annuity Payment Options
           The Annuity Forms may be paid under Fixed or Variable Annuity Payment Options. Under the Fixed Annuity Payment Option, the amount of each payment will be determined on the Annuity Date and will not subsequently be affected by the investment performance of the Sub-Accounts. Under the Variable Annuity Payment Option, the Annuity Payments, after the first Annuity Payment, will reflect the investment experience of the Sub-Account or Sub- Accounts chosen by the Owner.
         Owners may elect a Fixed Annuity, a Variable Annuity, or a combination of both (in 25% increments of the Annuity Purchase Amount). If the Owner elects a combination, he or she must specify what part of the Annuity Purchase Amount is to be applied to the Fixed and Variable Payment Options. Unless specified otherwise, the applied Annuity Purchase Amount will be used to provide a Variable Annuity. In this event, the initial allocation of Variable Annuity Units for the Variable Sub-Accounts will be in proportion to the Policy's value in the Sub-Accounts on the Annuity Date. Fixed Annuity Payment Option
           A Fixed Annuity provides for Annuity Payments which will remain constant pursuant to the terms of the Annuity Form elected. If a Fixed Annuity is selected, the portion of the Annuity Purchase Amount used to provide the Fixed Annuity will be transferred to the general account assets of Transamerica, and the amount of Annuity Payments will be established by the fixed annuity provisions selected and the age and sex (if sex-distinct rates are allowed by law) of the Annuitant and will not reflect investment experience after the Annuity Date. The Fixed Annuity Payment amounts are determined by applying the Annuity Purchase Rate specified in the Policy to the portion of the Annuity Purchase Amount applied to the Fixed Annuity Option by the Owner. Payments may vary after the death of the Annuitant under some Annuity Options; the amounts of these variances are fixed on the Annuity Date. Variable Annuity Payment Option
           A Variable Annuity provides for payments that vary in dollar amount, based on the investment performance of the selected Sub-Account(s) of the Variable Account. The Variable Annuity Purchase Rate Tables in the Policy reflect an assumed annual interest rate of 4%, so if the actual net investment performance of the Sub-Account(s) is less than this rate, then the dollar amount of the actual Annuity Payments will decrease. If the actual net investment performance of the Sub-Account(s) is higher than this rate, then the dollar amount of the actual Annuity Payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual Annuity Payments will remain constant.
         Variable Annuity Payments will be based on the Sub-Accounts selected by the Owner, and on the allocations among the Sub-Accounts.
         For further details as to the determination of Variable Annuity Payments, see the Statement of Additional Information.
Annuity Forms
           The Owner may choose any of the Annuity Forms described below. Subject to approval by Transamerica, the Owner may select any other Annuity Forms then being offered by Transamerica.
         (1) Life Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments end with the payment due just before the Annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the Annuitant dies before the second payment is due; only two payments will be made if the Annuitant dies before the third payment is due, and so forth.
         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will continue for as long as the Annuitant lives. After the Annuitant dies, payments will be made to the Contingent Annuitant, if living, for as long as the Contingent Annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the Contingent Annuitant. There is no death benefit after both die. If the Contingent Annuitant does not survive the Annuitant, payments will end with the payment due just before the death of the Annuitant. It is possible that only one payment or very few payments will be made under this form, if the Annuitant and Contingent Annuitant die shortly after payments begin.
         The  Written  Request  for this  form  must:  (a)  name the  Contingent
Annuitant; and (b) state the percentage of payments for the Contingent Annuitant. Once Annuity Payments start under this Annuity Form, the person named as Contingent Annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the Annuitant and for the Contingent Annuitant before payments start.
         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the Annuity Date,if the Annuitant is living. Payments will be made for the longer of: (a) the Annuitant's life: or (b) the period certain. The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the Annuitant.
         If the Annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the Annuitant's death. No benefit will then be payable to the Annuitant's Beneficiary.
         If the Annuitant dies during the period certain, the rest of the period certain payments will be made to the Annuitant's Beneficiary. The Owner may elect to have the commuted value of these payments paid in a single sum. Transamerica will determine the commuted value by discounting the rest of the payments at the then current rate of interest used for commuted values.
         If the Owner does not elect to have the commuted value paid in a single sum after the Annuitant's death, the Owner may designate a Payee to receive any remaining payments payable if the Annuitant's Beneficiary dies before all of the payments under the period certain have been made. If the Annuitant's Beneficiary dies before receiving all of the remaining period certain payments and a designated Payee does not survive the Annuitant's Beneficiary for at least 30 days, then the remaining payments will be paid to the Owner, if living, otherwise in a single sum to the Owner's estate.
         The Written Request for this form must: (a) state the length of the period certain; and (b) name the Annuitant's Beneficiary.

         (4) Joint and Survivor Annuity. Payments will be made to the Annuitant, starting on the first day of the month immediately following the Annuity Date, if and for as long as the Annuitant and Joint Annuitant are living. After the Annuitant or Joint Annuitant dies, payments will continue for so long as the survivor lives. Payments will be made to the survivor for his or her life. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the Annuitant and Joint Annuitant both die shortly after payments begin.
         The Written Request for this form must: (a) name the Joint Annuitant; and (b) state the percentage of continued payments for the survivor. Once payments start under this Annuity Form, the person named as Joint Annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the Joint Annuitant before payments start.
         (5) Other Forms of Payment. Benefits can be provided under any other Annuity Form not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other Annuity Form must be made in writing to the Service Center at least 30 days before the Annuity Date.
         Once payments start under the Annuity Form and Payment Option selected by the Owner: (a) no changes can be made in the Annuity Form and Payment Option;
(b) no additional Premium will be accepted under the Policy; and (c) no further withdrawals will be allowed.
         The Owner may, at any time after the Annuity Date by Written Notice to us at our Service Center, change the Payee of annuity benefits being provided under the Policy. The effective date of change in Payee will be the later of:
(a) the date we receive the Written Request for such change; or (b) the date specified by the Owner. If the Policy is issued as an IRA, the Owner may not change the Payee on or after the Annuity Date.
Alternate Fixed Annuity Rates
           The amount of any Fixed Annuity Payments will be determined on the Annuity Date by using either the guaranteed fixed annuity rates or Transamerica's current single premium fixed annuity rates at the time, whichever would result in a higher amount of monthly Fixed Annuity Payments.

FEDERAL TAX MATTERS
Introduction
           The following discussion is a general description of federal tax considerations relating to the Policy and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Policy. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
         The   Policy   may  be   purchased   on  a  non-tax   qualified   basis
("Non-Qualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). Qualified Policies are designed for use by individuals solely as plans entitled to special income tax treatment under section 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Policy, on Annuity Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Policy and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Policy. The following discussion assumes that a Qualified Policy is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
         The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.
Taxation of Annuities
         In General
         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that the Owner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the Policy Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value (and in the case of a Qualified Policy, any portion of an interest in the plan)
generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.
         The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Policy Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.
         The following discussion generally applies to a Policy owned by a natural person.
         Withdrawals
         In the case of a withdrawal under a Qualified Policy, including withdrawals under the Systematic Withdrawal Option or the Automatic Payout Option, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Premiums paid by or on behalf of any individual. For a Qualified Policy , the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Policy.
         With respect to Non-Qualified Policies, partial withdrawals, including withdrawals under the Systematic Withdrawal Option, are generally treated as taxable income to the extent that the Policy Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."
         Annuity Payments
         Although the tax consequences may vary depending on the Annuity Payment elected under the Policy, in general, only the portion of the Annuity Payment that represents the amount by which the Policy Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For Variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.
         Penalty Tax
         In the case of a distribution pursuant to a Non-Qualified Policy, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Owner attains age 591/2; (2) made as a result of death or disability of the Owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary." Other tax penalties may apply to certain distributions under a Qualified Policy.



         Taxation of Death Benefit Proceeds
         Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.
         Transfers, Assignments, or Exchanges of the Policy
         A transfer of ownership of a Policy, the designation of an Annuitant, Payee, or Beneficiary who is not also the Owner, or the exchange of a Policy may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
         Multiple Policies
         All deferred non-qualified annuity contracts that are issued by Transamerica (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.
         Withholding
         Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. (See discussion of this election under "Withdrawals" on page 26.) Possible Changes in Taxation
           In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). Other Tax Consequences
           As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Policy depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.
Individual Retirement Annuities
           The Qualified Policy is designed for use with IRA rollovers. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Policy for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of $150,000 annually, distributions that do not satisfy specified requirements, and other transactions. A Qualified Policy will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Policy for use with IRAs. General
           At the time the Initial Premium is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Policy or a Qualified Policy. If the Initial Premium is derived from an exchange or surrender of another annuity contract, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Transamerica will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum Initial Premium stated above. Additional Premiums under a Policy must qualify for the same federal income tax treatment as the Initial Premium under the Policy; Transamerica will not accept an additional Premium under a Policy if the federal income tax treatment of such Premium would be different from that of the Initial Premium.

DISTRIBUTION OF THE POLICY
         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the Policies. TSSC may also serve as an underwriter and distributor of other policies issued through the Variable Account and certain other separate accounts of Transamerica and any affiliates of Transamerica. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive, Los Angeles, California 90015. Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.
         TSSC has entered into sales agreements with other broker/dealers to solicit applications for the Policies through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Policies may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for Policies will be sold by broker/dealers which may receive compensation of up to 6.25% of any Initial and additional Premiums paid. Additional amounts may be paid in certain circumstances.

         Transamerica Financial Resources, Inc. ("TFR") also is an underwriter and distributor of the Policies. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the Commission and the NASD as a broker/dealer.

LEGAL PROCEEDINGS
           There is no pending material legal proceeding affecting the Variable Account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the Variable Account.


LEGAL MATTERS
           Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Policies has been provided by Sutherland, Asbill & Brennan. The organization of Transamerica, its authority to issue the Policies and the validity of the form of the Policies have been passed upon by James W. Dederer General Counsel of Transamerica.

ACCOUNTANTS
           The financial statements of Transamerica at December 31, 1994 and December 31, 1993, and for each of the three years in the period ended December 31, 1994, and the financial statements of the Variable Account at December 31, 1994, have been audited by Ernst & Young, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

VOTING RIGHTS
           To the extent required by applicable law, all Portfolio shares held in the Variable Account will be voted by Transamerica at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all Portfolio shares in its own right, Transamerica may elect to do so.
         The person with the voting interest is the Owner. The number of votes which are available to an Owner will be calculated separately for each Sub-Account of the Variable Account. Before the Annuity Date, that number will be determined by applying his or her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Owner holds a voting interest in each Sub-Account to which the Policy Value is allocated. After the Annuity Date, the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease.
         The number of votes of a Portfolio will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.
         Shares as to which no timely instructions are received and shares held by Transamerica as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Policies participating in the Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
         Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.
         It should be noted that the Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION
           Transamerica has filed a registration statement (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Policy offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the Policy. Statements contained in this Prospectus, as to the content of the Policy and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION
           A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                           Page
THE POLICY.......................................................3
DOLLAR COST AVERAGING............................................3
NET INVESTMENT FACTOR............................................3
ANNUITY PERIOD...................................................4
         Variable Annuity Units and Payments.....................4
         Variable Annuity Unit Value.............................4
         Transfers After the Annuity Date........................4
GENERAL PROVISIONS...............................................4
         IRS Required Distributions..............................4
         Non-Participating.......................................4
         Misstatement of Age or Sex..............................4
         Proof of Existence and Age..............................5
         Assignment..............................................5
         Annuity Data............................................5
         Annual Report...........................................5
         Incontestability........................................5
         Ownership...............................................5
         Entire Contract.........................................5
         Changes in the Policy...................................5
         Protection of Benefits..................................5
         Delay of Payments.......................................5
         Notices and Directions..................................6
CALCULATION OF YIELDS AND TOTAL RETURNS..........................6
         Money Market Sub-Account Yield Calculation..............6
         Other Sub-Account Yield Calculations....................7
         Standard Total Return Calculations......................7
         Hypothetical Performance Data...........................8
         Other Performance Data..................................8
HISTORIC PERFORMANCE DATA........................................8

         General Limitations...................................8
         Sub-Account Performance Figures.......................9
         Hypothetical Sub-Account Performance Figures.........10
         Portfolio Performance Figures........................11
FEDERAL TAX MATTERS...........................................12
         Taxation of Transamerica.............................13
         Tax Status of the Policies...........................13
DISTRIBUTION OF THE POLICY....................................14
SAFEKEEPING OF ACCOUNT ASSETS.................................14
TRANSAMERICA..................................................14
         General Information and History......................14
STATE REGULATION .............................................15
RECORDS AND REPORTS...........................................15
FINANCIAL STATEMENTS..........................................15
APPENDIX.....................................................A-1
         Annuity Transfer Formula............................A-1

Appendix A



Example of Variable Accumulation Unit Value Calculations
         Suppose the net asset value per share of a Portfolio at the end of the current Valuation Period is $20.15; at the end of the immediately preceding Valuation Period it was $20.10; the Valuation Period is one day; and no dividends or distributions caused the Portfolio to go "ex-dividend" during the current Valuation Period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for Mortality and Expense Risk Charge and the Administrative Expense Charge of .003814% (the daily equivalent of the current charge of 1.40% on an annual basis) gives a Net Investment Factor of 1.002449. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had  been  15.500000,  the  value  for the  current  Valuation  Period  would be
15.537966 (15.5 x 1.002449). Example of Variable Annuity Unit Value Calculations Suppose the circumstances of the first example exist, and the value of a Variable Annuity Unit for the immediately  preceding Valuation Period had been
13.500000. If the first Variable Annuity Payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Variable Annuity Unit for the current Valuation Period would be 13.531613 (13.5 x 1.002449 (the Net Investment Factor) x 0.999893). 0.999893 is the
factor, for a one day Valuation Period, that neutralizes the assumed rate of four percent (4%) per year used to establish the Variable Annuity Rates found in the Contract. Example of Variable Annuity Payment Calculations
         Suppose that the Account is currently credited with 3,200.000000 Variable Accumulation Units of a particular Sub-Account.
         Also suppose that the Variable Accumulation Unit Value and the Variable Annuity Unit Value for the particular Sub-Account for the Valuation Period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the Variable Annuity Rate for the age and option elected is $5.73 per $1,000. Then the first Variable Annuity Payment would be:

         3.200 x 15.5 x 5.73 divided by 1,000 = $284.21,
    and the number of Variable Annuity Units credited for future payments would be:
         284.21 divided by 13.5 = 21.052444.


         For the second monthly payment, suppose that the Variable Annuity Unit Value on the 10th day of the second month is 13.565712. Then the second Variable Annuity Payment would be $285.59 (21.052444 x 13.565712).
Example of Death Benefit Calculations
         [to be provided]

Appendix B

The material terms of the Policies issued prior to March 1, 1996, which differ from Policies issued beginning March 1, 1996, are described below. The pre-March Policies will be amended by endorsement containing the applicable March 1, 1996, terms as soon as the endorsement forms are approved by the New York Insurance Department and Transamerica can administratively endorse the pre-March 1, 1996, Policies.

For policies issued pre-March 1, 1996, the following terms apply:

Other Charges and Deductions (page 9) and Administrative Charges (page 33) A Policy Fee of $30 (or 2% of Policy Value, if less) is deducted at the end of the Policy Year regardless of the Policy Value.

Payments on Death Before the Annuity Date (page 16)
         The death benefit payable for a pre-March 1, 1996 Policies is the greater of (a) the Policy Value or (b) all Premiums paid to the Policy less any withdrawals and applicable premium taxes.

Contingent Deferred Sales Load (page 32)
         Any Premiums that have been held by Transamerica for at least seven Policy Years and not previously withdrawn may be withdrawn free of any Contingent Deferred Sales Load. In addition, any portion of a free withdrawal amount equal to 10% of Premiums held at least one but less than seven Policy Years prior to the day of withdrawal, not adjusted for any withdrawals deemed to be made from such Premiums, maybe withdrawn each year after the first complete Policy Year without imposition of any CDSL.

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                      DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE
                             VARIABLE ANNUITY POLICY

                                    Issued By
                    First Transamerica Life Insurance Company




         The Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Dreyfus/Transamerica Triple Advantage Variable Annuity Policy ("Policy") issued by First Transamerica Life Insurance Company. The Owner may obtain a copy of the Prospectus dated May 1, 1996, as supplemented from time to time, by writing to First Transamerica Life Insurance Company, Annuity Service Center, P.O. Box 30757, Los Angeles, California 90030-0757. Terms used in the current Prospectus for the Policy are incorporated in this Statement. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

                                                Dated May 1, 1996

TABLE OF CONTENTS

                                      Page
THE POLICY (page 23)................................................3
DOLLAR COST AVERAGING (page 26).....................................3
NET INVESTMENT FACTOR (page 25).....................................3
ANNUITY PERIOD (page 34)............................................4
         Variable Annuity Units and Payments........................4
         Variable Annuity Unit Value................................4
         Transfers After the Annuity Date...........................4
GENERAL PROVISIONS..................................................4
         IRS Required Distributions.................................4
         Non-Participating..........................................4
         Misstatement of Age or Sex.................................4
         Proof of Existence and Age.................................5
         Assignment.................................................5
         Annuity Data...............................................5
         Annual Report..............................................5
         Incontestability...........................................5
         Ownership..................................................5
         Entire Contract............................................5
         Changes in the Policy......................................5
         Protection of Benefits.....................................5
         Delay of Payments..........................................5
         Notices and Directions.....................................6
CALCULATION OF YIELDS AND TOTAL RETURNS (page 17)...................6
         Money Market Sub-Account Yield Calculation.................6
         Other Sub-Account Yield Calculations.......................7
         Standard Total Return Calculations.........................7
         Hypothetical Performance Data..............................8
         Other Performance Data.....................................8
HISTORIC PERFORMANCE DATA...........................................8
         General Limitations........................................8
         Sub-Account Performance Figures............................9
         Hypothetical Sub-Account Performance Figures..............10
         Portfolio Performance Figures.............................11
FEDERAL TAX MATTERS (page 36)......................................12
         Taxation of Transamerica..................................13
         Tax Status of the Policies................................13
DISTRIBUTION OF THE POLICY (page 39)...............................14
SAFEKEEPING OF ACCOUNT ASSETS (page 19)............................14
TRANSAMERICA (page 19).............................................14
         General Information and History...........................14
STATE REGULATION (page 19).........................................15
RECORDS AND REPORTS................................................15
FINANCIAL STATEMENTS...............................................15
APPENDIX..........................................................A-1
         Annuity Transfer Formula.................................A-1

(Additional  page  references  refer  to the  current Prospectus.)

THE POLICY

         As a supplement to the description in the Prospectus, the following provides additional information about the Policy which may be of interest to some Owners.

DOLLAR COST AVERAGING

                  We reserve the right to send written notification to the Owner as to the options available if termination of Dollar Cost Averaging, either by the Owner or by Transamerica, results in the value in the receiving Sub-Account(s) to which monthly transfers were made to be less than $1,000. The Owner will have 10 days from the date our notice is mailed to: (a) transfer the value of the Sub-Account(s) to another Sub-Account with a value equal to or greater than $1,000; or (b)
         transfer funds from another Sub-Account into the receiving Sub-Account(s) to bring the value of that Sub-Account to at least $1,000; or (c) submit an additional Premium (subject to the $500 minimum) to make the value of the Sub-Account equal to or greater than $1,000; or (d) transfer the entire value of the receiving
         Sub-Account(s) back into the Sub-Account from which the automatic transfers were made.
                  If  no  election,   in  a  form  and  manner   acceptable   to
         Transamerica, is made by the Owner prior to the end of the 10 day period, Transamerica reserves the right to transfer the value of the receiving Sub-Account(s) back into the Sub-Account from which the automatic transfers were made. Transfers made as a result of (a), (b), or (d) above will not be counted for purposes of the eighteen allowable transfers per Policy Year limitation.

NET INVESTMENT FACTOR

                   For any Sub-Account of the Variable Account, the Net
                    Investment Factor for a Valuation Period
         before the Annuity Date is (a) divided by (b), minus (c) minus (d). Where (a) is
                  The net asset value per share held in the Sub-Account,
         as of the end of the Valuation Period,
         plus or minus
                  The   per-share   amount  of  any  dividend  or  capital  gain
         distributions if the "exdividend" date occurs in the Valuation Period, plus or minus
                  A per-share charge or credit as Transamerica may determine, as of the end of the Valuation Period,
         for taxes.
         Where (b) is
                  The net asset value per share held in the Sub-Account as of the end of the last prior Valuation
         Period.
         Where (c) is
                  The daily charge of 0.003403% (1.25% annually) for the Mortality and Expense Risk Charge under this Policy times the number of calendar days in the current Valuation Period. Where (d) is
                  The daily Administrative Charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current Valuation
         Period. This charge may be increased, but will not exceed 0.000684% (0.25% annually).
                  A Valuation Day is defined as any day on which the New York Stock Exchange is open. We currently expect that there will not be any days on which the Exchange will be open and our Service Office will be closed.

ANNUITY PERIOD

                  The  Variable   Annuity  Options  provide  for  payments  that
         fluctuate or vary in dollar amount, based on the investment performance of the selected Variable Account Sub-Account(s).

         Variable Annuity Units and Payments
                  For the first monthly payment, the number of Variable Annuity Units credited in each Sub-Account will be determined by dividing (a) the product of the portion of the value to be applied to the Sub-Account and the Variable Annuity Purchase Rate specified in the Policy by (b) the value of one Variable Annuity Unit in that Sub-Account on the Annuity Date. The amount of each subsequent Variable Annuity Payment equals the product of the number of Variable Annuity Units in each Sub-Account and the Sub-Account's Variable Annuity Unit Value as of the tenth day of the month before the payment due date.
         The amount of each payment may vary.

         Variable Annuity Unit Value
                  The value of a Variable Annuity Unit in a Sub-Account on any Valuation Day is determined as described below.
                  The Net Investment Factor for the Valuation Period (for the appropriate Annuity Payment frequency) just ended is multiplied by the value of the Variable Annuity Unit for the Sub-Account on the preceding Valuation Day. The Net Investment Factor after the Annuity Date is calculated in the same manner as before the Annuity Date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding Valuation Day. This compensates for the 4% interest assumption built into the Variable Annuity Purchase Rates.

         Transfers After the Annuity Date
                  After  the  Annuity  Date,  the Owner  may  transfer  Variable
         Annuity Units from one Sub-Account to another, subject to certain limitations. (See "Transfers" page 25 of the Prospectus.) The dollar amount of each subsequent monthly Variable Annuity Payment after the transfer must be determined using the new number of Variable Annuity Units multiplied by the Sub-Account's Variable Annuity Unit Value on the tenth day of the month preceding payment.
                  The formula used to determine a transfer after the Annuity Date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

         IRS Required Distributions
                  If any Owner under a Non-Qualified Policy dies before the entire interest in the Policy is distributed, the value generally must be distributed to the designated Beneficiary so that the Policy qualifies as an annuity under the Code. (See "Federal Tax Matters" page 12.)

         Non-Participating
                  The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Transamerica.

         Misstatement of Age or Sex
                  If the age or sex of the Annuitant or any other measuring life has been misstated in the application, the Annuity Payments under the Policy will be whatever the Annuity Purchase Amount applied on the Annuity Date would purchase on the basis of the correct age or sex of the Annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the Annuity Payment or Annuity Payments to be made after the correction so as to adjust for such overpayment or underpayment.

         Proof of Existence and Age
                  Before making any payment under the Policy, Transamerica may require proof of the existence and/or proof of the age of the Annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the Policy.

         Assignment
                  No assignment of a Policy will be binding on Transamerica unless made in writing and given to Transamerica at its Service Office. Transamerica is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Annuitant or non-irrevocable Beneficiary will be subject to the rights of any assignee of record.

         Annuity Data
                  Transamerica will not be liable for obligations which depend on receiving information from a Payee or measuring life until such information is received in a satisfactory form.

         Annual Report
                  At least once each Policy Year prior to the Annuity Date, the Owner will be given a report of the current Policy Value allocated to each Sub-Account. This report will also include any other information required by law or regulation. After the Annuity Date, a confirmation will be provided with every Variable Annuity Payment.

         Incontestability
                  The Policies are incontestable from the Policy Date.

         Ownership
                  Only the Owner will be entitled to the rights granted by the Policy, or allowed by Transamerica under the Policy. If the Owner dies, the rights of the Owner belong to the estate of the Owner unless the Owner has previously named an Owner's Beneficiary.

         Entire Contract
                  Transamerica has issued the Policy in consideration and acceptance of the application and payment of the Initial Premium. A copy of the application is attached to and is part of the Policy and along with the Policy constitutes the entire contract. All statements made by the Owner are considered representations and not warranties. Transamerica will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Policy when issued.

         Changes in the Policy
                  Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the Policy and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.
                  Transamerica may not change or amend the Policy, except as expressly provided in the Policy, without the Owner's consent. However, Transamerica may change or amend the Policy if such change or amendment is necessary for the Policy to comply with any state or federal law, rule or regulation.

         Protection of Benefits
                  To the extent permitted by law, no benefit (including death benefits) under the Policy will be subject to any claim or process of law by any creditor.

         Delay of Payments
                  Payment of any cash  withdrawal  or lump sum death benefit due from the Variable Account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of Owners.
                  In  addition,  while  it  is  our  intention  to  process  all transfers from the Sub-Accounts immediately upon receipt of a transfer request, the Policy gives us the right to delay effecting a transfer from a Sub-Account for up to seven days, but only in certain limited circumstances. However, the staff of the Commission currently interprets the Investment Company Act of 1940 to require the immediate processing of all transfers, and in compliance with that interpretation we will process all transfers immediately unless and until the Commission or its staff changes its interpretation or otherwise permits us to exercise this right. Subject to such approval, we may delay effecting such a transfer only if there is a delay of payment from an affected Portfolio. If this happens, and if the prior approval of the Commission or its staff is obtained, then we will calculate the dollar value or number of units involved in the transfer from a Sub-Account on or as of the date we receive a written transfer request, but will not process the transfer to the transferee Sub-Account until a later date during the seven-day delay period when the Portfolio underlying the transferring Sub-Account obtains liquidity to fund the transfer request through sales of portfolio securities, new Premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a Sub-Account.

         Notices and Directions
                  We will not be bound by any authorization, direction, election or notice which is not in writing, or in a form and manner acceptable to Transamerica, and received at our Service Office.
                  Any written notice requirement by Transamerica to the Owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the Owner's last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

         Money Market Sub-Account Yield Calculation
                  In accordance with regulations adopted by the Commission, Transamerica is required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in Policy Value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in Policy Value reflects the deductions for the annual Policy Fee, the Mortality and Expense Risk Charges and Administrative Expense Charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Variable Account will be lower than the yield for the Money Market Series or any comparable substitute funding vehicle.
                  The Commission also permits Transamerica to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
                  The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Series or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Load (of up to 6% of Premiums) that may be applicable to a Policy.

         Other Sub-Account Yield Calculations
                  Transamerica may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Variable Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

              YIELD    2{a - b+1}6-1
                           cd
         Where:

        a     = net investment  income earned during the period by the Portfolio attributable to the shares owned by the Sub-Account.
        b =   expenses for the Sub-Account accrued for the period (net of reimbursements).
        c =   the average daily number of Variable Accumulation Units
               outstanding during the period.
        d =   the maximum offering price per Variable Accumulation Unit on the last day of the period.
                  Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Policies. The yield calculations do not reflect the effect of any Contingent Deferred Sales Load that may be applicable to a particular Policy. Contingent Deferred Sales Load range from 6% to 0% of the amount of Policy Value withdrawn depending on the elapsed time since the receipt of each Premium attributable to the portion of the Policy Value withdrawn.
                  Because of the charges and deductions imposed by the Variable Account, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

         Standard Total Return Calculations
                  Transamerica may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P{1+T}n = ERV

         Where:

         P  a  hypothetical  initial  payment of $1,000
         T  average annual total return n  number of years
         ERV                 ending  redeemable  value of a  hypothetical
                           $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).
                  All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any Contingent Deferred Sales Loads that may be applicable to a particular period.

         Hypothetical Performance Data
                  Transamerica may also disclose "hypothetical" performance data for a Sub-Account, for periods before the Sub-Account commenced operations. Such performance information for the Sub-Account will be calculated based on the performance of the corresponding Portfolio and the assumption that the Sub-Account was in existence for the same periods as those indicated for the Portfolio, with a level of Contract charges currently in effect. The Portfolio used for these calculations will be the actual Portfolio that the Sub-Account will invest in.
                  This type of hypothetical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales
         Load) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Load).

         Other Performance Data
                  Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the Contingent Deferred Sales Load percentage will be assumed to be 0%.
                  Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Contingent Deferred Sales Load percentage will be 0%.

                    CTR {ERV/P} - 1

         Where:
         CTR=     the cumulative total return net of Sub-Account recurring
charges for the period.
         ERV=     ending redeemable value of a hypothetical $1,000 payment
at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
         P =      a hypothetical initial payment of $1,000.
                  All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent the past performance of the Sub-Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

         The Variable Fund has provided the performance data for the Managed Assets, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, and International Equity Portfolios. The Stock Index Fund and the Socially Responsible Fund have provided their performance data. The Sub-Account performance data is derived from the data provided by the Funds. None of the Funds are affiliated with Transamerica. In preparing the tables below, Transamerica has relied on the data provided by the Funds. While Transamerica has no reason to doubt the accuracy of the figures provided by the Funds, Transamerica has not verified those figures.

Sub-Account Performance Figures

         The  charts  below  show  the  historical   performance  data  for  the
Sub-Accounts since each Sub-Account's commencement of operations.

         The standard average annual total return (assuming deduction for any applicable Contingent Deferred Sales Load) for each Sub-Account is as follows:


             SUB-ACCOUNT             For the 1-year        For the period from
      (date of commencement of        period ending  commencement of Sub-Account
      operation of Sub-Account)         12/31/95        operations to 12/31/95

     Managed Assets (2/18/93)      -5.88%
     Zero Coupon 2000 (2/18/93)    10.95%
     Quality Bond (2/18/93)        13.51%
     Small Cap (2/18/93)             23.44%
     Capital Appreciation (4/5/93)  27.42%
     Stock Index (2/18/93)          30.52%
     Socially Responsible (10/7/93) 28.27%
     International Equity (  /  /  )       1.22%                      x.xx
     Growth & Income (  /  /  )           54.18%                      x.xx
     Money Market (  /  /  )              -1.27%                     x.xx



         The nonstandard average annual total return (assuming no deduction for any applicable Contingent Deferred Sales Load) for each Sub-Account is as follows:

             SUB-ACCOUNT             For the 1-year      For the period from
      (date of commencement of        period ending  commencement of Sub-Account
      operation of Sub-Account)         12/31/94       operations to 12/31/94


     Managed Assets (2/18/93)
     Zero Coupon 2000 (2/18//93)
     Quality Bond (2/18/93)
     Small Cap (2/18/93)
     Capital Appreciation (4/5/93)
     Stock Index (2/18/93)
     Socially Responsible (10/7/93)



         Nonstandard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

         The cumulative total return for the Sub-Accounts, for the period from the Sub-Account's commencement of operations to 12/31/94, on a standard basis (assuming deduction for any applicable Contingent Deferred Sales Load) and on a nonstandard basis (assuming no deduction for any applicable Contingent Deferred Sales Load), is as follows:

             SUB-ACCOUNT                Standard             Nonstandard
      (date of commencement of
      operation of Sub-Account)


     Managed Assets (2/18/93)
     Zero Coupon 2000 (2/18/93)
     Quality Bond (2/18/93)
     Small Cap (2/18/93)
     Capital Appreciation (4/5/93)
     Stock Index (2/18/93)
     Socially Responsible (10/7/93)



Hypothetical Sub-Account Performance Figures

         The charts below show "hypothetical" historical performance data for the Sub-Accounts, including the periods prior to the inception of the Sub-Accounts, based on the performance of the corresponding Portfolio since its inception date, with a level of charges equal to those currently assessed under the Contracts. These figures are not an indication of the present, past, or future performance of the Sub-Accounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

         The  hypothetical   standard  average  annual  total  return  (assuming
deduction  for  any  applicable   Contingent   Deferred  Sales  Load)  for  each
Sub-Account is as follows:

               SUB-ACCOUNT              For the 5-year      For the period from
        (date of commencement of       period ending commencement of Sub-Account
  operation of Corresponding Portfolio)    12/31/94       operations to 12/31/94


     Managed Assets (8/31/90)             -5.88%                     5.10
     Zero Coupon 2000 (8/31/90)            10.95                      9.63
     Quality Bond (8/31/90)                13.51                      8.82
     Small Cap (8/31/90)                   23.44                     53.51
     Capital Appreciation (4/5/93)         27.42                     12.40
     Growth and Income (12/15/94)a/        54.18                      52.05
                                 --
     International Equity (12/15/94)a/      1.22                       1.50
                                    --
     Stock Index (9/29/89)                 30.52                      1.67
     Socially Responsible (10/7/93)        28.27                     15.47


a/ No performance data is included for these Portfolios because they had been in operation for only two weeks during 1994.

         The hypothetical  nonstandard  average annual total return (assuming no
deduction  for  any  applicable   Contingent   Deferred  Sales  Load)  for  each
Sub-Account is as follows:

               SUB-ACCOUNT              For the 5-year      For the period from
  (date of commencement of         period ending    commencement of Sub-Account
operation of Corresponding Portfolio)    12/31/94       operations to 12/31/94


     Managed Assets (8/31/90)
     Zero Coupon 2000 (8/31/90)
     Quality Bond (8/31/90)
     Small Cap (8/31/90)
     Capital Appreciation (4/5/93)
     Growth and Income (12/15/94)
                                 --
     International Equity (12/15/94)
                                    --
     Stock Index (9/29/89)
     Socially Responsible (10/7/93)



     The hypothetical cumulative total return for the Sub-Accounts, for the period from the Portfolio's commencement of operations to 12/31/94, on a standard basis (assuming deduction for any applicable Contingent Deferred Sales
Load) and a nonstandard basis (assuming no deduction for any applicable Contingent Deferred Sales Load), is as follows:

             SUB-ACCOUNT                Standard             Nonstandard
      (date of commencement of
       operation of Portfolio)


     Managed Assets (8/31/90)
     Zero Coupon 2000 (8/31/90)
     Quality Bond (8/31/90)
     Small Cap (8/31/90)
     Capital Appreciation (4/5/93)
     Growth and Income (12/15/94)
                                 --
     International Equity (12/15/94)
     Stock Index (9/29/89)
     Socially Responsible (10/7/93)



Portfolio Performance Figures

         Transamerica may also disclose performance data for the Portfolios of the Variable Fund, and for the Stock Index Fund and the Socially Responsible Fund. This performance data may include disclosure for periods prior to the dates the Sub-Accounts commenced operations. It does not include separate account charges which, if included, would reduce the performance figures.

         The  charts  below  show  the  historical   performance  data  for  the
Portfolios since each Portfolio's commencement of operations.

The average annual total return for each Portfolio is as follows:

                                                                 For the period
                                                                 from commence-
                                                                        ment of
        PORTFOLIO              For the 1-year    For the 5-year       Portfolio
(date of commencement of        period ending     period ending   operations to
operation of Portfolio)          12/31/94          12/31/94          12/31/94


     Managed Assets (8/31/90)
     Zero Coupon 2000 (8/31/90)
     Quality Bond (8/31/90)
     Small Cap (8/31/90)
     Capital Appreciation (4/5/93)
     Growth and Income (12/15/94)
                                 --


     Stock Index (9/29/89)
     Socially Responsible (10/7/93)



     The cumulative total return for each Portfolio for the period from the Portfolio's commencement of operations to 12/31/94 is as follows:

                                                           For the period from
        PORTFOLIO                   For the 5-year            commencement of
    of commencement of             period ending        Portfolio operations to
      operation of Portfolio)               12/31/94                  12/31/94


     Managed Assets (8/31/90)
     Zero Coupon 2000 (8/31/90)
     Quality Bond (8/31/90)
     Small Cap (8/31/90)
     Capital Appreciation (4/5/93)
     Growth and Income (12/15/94)
                                 --
     International Equity (12/15/94)
                                    --
     Stock Index (9/29/89)
     Socially Responsible (10/7/93)




FEDERAL TAX MATTERS
     The Dreyfus/Transamerica Triple Advantage Variable Annuity is designed for use by individuals in retirement plans which may or may not be plans qualified for special tax treatment under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Policy Value, on Annuity

Payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary may depend on the type of retirement plan for which the Policy is purchased, on the tax and employment status of the individual concerned and on Transamerica's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Taxation of Transamerica
     Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policy. Under existing federal income tax law, Transamerica believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policy.
     Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the Variable Account, then Transamerica may impose a charge against the Variable Account (with respect to some or all Policies) in order to set aside provisions to pay such taxes.

Tax Status of the Policies
     Section 817(h) of the Code requires that with respect to Non-Qualified Policies, the investments of the Funds be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under federal tax law. The Variable Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Funds' assets may be invested.
     In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policy owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."
     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Policy Account values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account.
     In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary" refers to a natural person designated by such Owner as a Beneficiary and to whom ownership of the Policy passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new owner.
     The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Trans- america intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Policies.

DISTRIBUTION OF THE POLICY
     Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the Policies. TSSC may also serve as principal underwriter and distributor of other contracts issued through the Variable Account and certain other separate accounts of Transamerica and any affiliates of Transamerica. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.
     TSSC has entered into sales agreements with other broker/dealers to solicit applications for the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Contracts may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.
     Transamerica Financial Resources, Inc. ("TFR") is an underwriter and distributor of the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the Commission and the NASD as a broker/dealer.
     Under the agreements, applications for the Contracts will be sold by broker/dealers which will receive compensation as described in the Prospectus.
     The offering of the Contracts is expected to be continuous and neither TSSC nor TFR anticipate discontinuing the offering of the Contracts. However, TSSC and TFR reserve the right to discontinue the offering of the Contracts.

SAFEKEEPING OF ACCOUNT ASSETS
     Title to assets of the Variable Account is held by Transamerica. The assets are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

TRANSAMERICA

General Information and History
     Transamerica is wholly-owned by Transamerica Occidental Life Insurance Company, which is, in turn, an indirect subsidiary of Transamerica Corporation. Transamerica Corporation is a financial services organization which engages through its subsidiaries in two primary businesses: finance and insurance. Finance consists of consumer lending, commercial lending, leasing and real estate services. Insurance comprises life insurance, asset management and insurance brokerage.

STATE REGULATION
     Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Policies will be modified accordingly.

RECORDS AND REPORTS
     All records and accounts relating to the Variable Account will be maintained by Transamerica or by its Service Office. As presently required by the 1940 Act and regulations promulgated thereunder which pertain to the Variable Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

     This Statement of Additional Information contains the financial statements of the Variable Account as of December 31, 1995.

     The financial statements of Transamerica included in this Statement of Additional Information should be considered only as bearing on the ability of Transamerica to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a)    Financial Statements

         All required financial statements are included in Parts A or B of this Registration Statement.

  (b)    Exhibits

    (1) Resolution of the Board of Directors of First Transamerica Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account.(1)

    (2)  Not Applicable.

    (3)  (a)      Master Agreement among Transamerica Occidental Life Insurance
                  Company, First Transamerica Life Insurance Company,
                  Transamerica Financial Resources, Inc., Dreyfus
                  Service Corporation, and Dreyfus Service Organization, Inc.(4)
         (b)      Principal Agency Agreement between First Transameric a Life
                    Insurance Company and
                  Dreyfus Service Organization, Inc.(3)
         (c)      Distribution Agreement between First Transamerica Life
                    Insurance Company and Dreyfus
                  Service Corporation.(3)
         (d)      Form of Sales Agreement among Dreyfus Service Corporation,
                     Dreyfus Service Organization,
                  Inc. and Broker-Dealers.(4)
         (e)      Amendment Dated as of August 31, 1993, to Master Agreement
                    among Transamerica
                  Occidental Life Insurance Company, First Transamerica Life
                    Insurance Company,
                  Transamerica Financial Resources, Inc., Dreyfus Service
                    Corporation and Dreyfus Service
                  Organization, Inc. (5)
         (f)      Amendment Dated as of August 31, 1993 to Principal Agency
                    Agreement between First
                  Transamerica Life Insurance Company and Dreyfus Service
                     Organization, Inc. (5)
         (g)      Amendment Dated as of August 31, 1993 to Distribution
                    Agreement between  First
                  Transamerica Life Insurance Company and Dreyfus Service
                    Corporation. (5)

    (4)  Policy Form and Endorsements. (5)
         (a)      Form of Flexible Premium Multi-Funded Individual Deferred
                        Annuity Policy.
         (b)      Form of IRA Endorsement.
         (c)      Form of Automatic Payout Option Endorsement.
         (d)      Form of Dollar Cost Averaging Option Endorsement.
         (e)      Form of Systematic Withdrawal Option Endorsement.
         (f)      Form of Unisex Annuity Rates Endorsement.

    (5) Form of Application. (5)

    (6)  (a)      Declaration of Intention and Charter of Transamerica.(1)
         (b)      By-Laws of Transamerica.(1)

    (7) Not applicable.

    (8)  (a)      Participation Agreement between First Transamerica Life
                    Insurance Company and Dreyfus
                  Variable Investment Fund.(3)
         (b)      Participation Agreement between First Transamerica Life
                    Insurance Company and Dreyfus Life
                  and Annuity Index Fund, Inc.(3)
         (c)      Participation Agreement between First Transamerica Life
                    Insurance Company and The Dreyfus
                  Socially Responsible Growth Fund, Inc. (5)
         (d)      Administrative Services Agreement (Draft)  between First
                    Transamerica Life Insurance
                  Company and Vantage Computer Systems, Inc.(3)

    (9)  (a)      Opinion and Consent of Counsel.(5)

    (10) (a)      Consent of Counsel.(5)
         (b)      Consent of Independent Auditors .(5)

    (11) No financial statements are omitted from item 23.

    (12) Not applicable.

    (13) Performance Data Calculations.(5)

    (14) Powers of Attorney.
         (a)      Marc C. Abrahms(5)
         (b)      Barbara Biben(5)
         (c)      James T. Byrne, Jr.(5)

         (d)      Thomas J. Cusack
         (e)      James W. Dederer(2)
         (f)      John A. Fibiger(2)
         (g)      David E. Gooding(2)
         (h)      James Inzerillo(5)
         (i)      Daniel E. Jund
         (j)      Cecelia Kempler(5)
         (k)      Charles E. LeDoyen(2)
         (l)      John A. Paganelli(2)
         (m)      James B. Roszak(2)





(1) Filed with initial filing of the Form N-4 Registration Statement, File No. 33-55152 (December 1, 1992).

(2) Filed with Pre-Effective Amendment No.1 to the Form N-4 Registration Statement, File No. 33-55152
         (February 10, 1993).

(3)      Incorporated   by   reference   to   the   like-numbered   exhibit   to
         Post-Effective Amendment No.1 to the Form N-4 Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VA-2L, File No. 33-49998 (April 30, 1993).

(4)      Filed with Post-Effective Amendment No. 1 to the Form N-4 Registration
           Statement, File No.  33-55152 (June 8, 1993).

(5) Filed with Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 33-

         55152 (April 29, 1994).


(6)      Filed with Post-Effective Amendment No. 3 to the Form N-4 Registration
           Statement File No. 33-55152
         (April 29, 1995).

(7)      Filed herewith.

Item 25.  Directors and Officers of the Depositor

         Name and Principal
         Business Address  Position and Offices with Depositor

         James W. Dederer, CLU*     Chairman of the Board, General
                                    Counsel, Corporate Secretary and Director

         John A. Paganelli**    President, Chief Executive Officer and Director

         Robert Rubinstein**    Senior Vice President,  Chief Actuary &
                                   Assistant Secretary
         William  Hurst*             Assistant Secretary
         Sally Yamada                Treasurer
         Wilbur L. Fulmer*           Tax Officer

         Martin V. Mandato           Second Vice President and Director of
                                         Operations
         Alexander Smith, Jr.**      Vice President and Controller
         James D. Lamb, FSA          Vice President and Actuary
         Katherine Lomeli           Vice President and Assistant Secretary
         William J. Lyons**                 Vice President and Chief Underwriter
         Alison B. Pettingall               Vice President - Marketing
         Joan L. Robi son**                 Second Vice President
         Michael Kappos**                   Vice President & Chief
                                             Administrative Officer

         Marc C. Abrahms***                 Director
         Thomas J. Cusack                   Director
         David E. Gooding*                  Director

         Daniel E. Jund                     Director
         Charles E. LeDoyen*                Director
         John Fibiger*                      Director
         James B. Roszak*                   Director
         James Inzerillo++                  Director
         James T. Byrne, Jr.****            Director
         Cecelia Kempler+++                 Director
         Barbara Biben++++                  Director





* The address of the officers so indicated is 1150 South Olive Street, Los Angeles, CA, 90015
**       The address of the officers so indicated is 575 Fifth Avenue,
New York, NY, 10017
***      The address of the director so indicated is 375 Willard Avenue,
Newington, CT  06131
****     The address of the director so indicated is 280 Park Avenue,
New York, NY  10017
+        The address of the director so indicated is 1290 Avenue of the
Americas, New York, NY 10104
++       The address of the director so indicated is 12 Wayburn Road,
Scarsdale, NY 10583 (home address-retired)
+++      The address of the director so indicated is 125 West 55th Street,
New York, NY  10019
++++     The address of the director so indicated is 311 Alexander Street,
Rochester, NY 14604

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                                       C-4

         The   Depositor,    First    Transamerica    Life   Insurance   Company
(Transamerica), is wholly owned by Transamerica Occidental Life Insurance Company. The Registrant is a segregated asset account of Transamerica.

         The following chart indicates the persons controlled by or under common control with Transamerica.

                    TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation


ARC Reinsurance Corporation - Hawaii

*Coast Service Company - California

*Inter-America Corporation - California

*Mortgage Corporation of America - California

Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
                  TC Cable, Inc. (25% ownership) - Delaware

River Thames Insurance Company Ltd. (51% ownership) - United Kingdom

RTI Holdings, Inc. - Delaware

*TCS Inc. - Delaware

Trans International Entities Inc. - Delaware

Transamerica Airlines, Inc. - Delaware

Transamerica Asset Management Group, Inc. - Delaware

*Transamerica Corporation (Oregon) - Oregon

ss.Transamerica Delaware, L.P. - Delaware

Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
                  Transamerica Insurance Finance Corporation - Maryland
                       Transamerica Insurance Finance Corporation, California -
                             California
                           Transamerica Insurance Finance Corporation, Canada -
                             Canada
                       Transamerica Insurance Finance Company (U.K.) - Maryland Transamerica Financial Services Finance Company - Delaware
              (TFG owns 100% of common stock; TFC owns 100% of preferred stock) Transamerica HomeFirst, Inc. - California
         Transamerica Finance Corporation - Delaware
                  Arcadia General Insurance Company - Arizona
                  Arcadia National Life Insurance Company - Arizona

                  First Credit Corporation - Delaware
                  *Pacific Agency, Inc. - Indiana
                  Pacific Finance Loans - California
                  Pacific Service Escrow Inc. - Delaware
                  Transamerica Acceptance Corporation - Delaware

                  Transamerica Credit Corporation - Nevada
                  Transamerica Credit Corporation - Washington
                Transamerica Financial Consumer Discount Company - Pennsylvania
                  Transamerica Financial Corporation - Nevada
                Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services, Inc. - British Columbia
                  Transamerica Financial Services - California

                           NAB Services, Inc. - California
                  Transamerica Financial Services - Wyoming
                  Transamerica Financial Services Company - Ohio
                  Transamerica Financial Services, Inc. - Alabama
                  Transamerica Financial Services, Inc. - Arizona
                  Transamerica Financial Services, Inc. - Kansas
                  Transamerica Financial Services Inc. - Minnesota Transamerica Financial Services, Inc. - New Jersey Transamerica Financial Services, Inc. - Texas
                  Transamerica Financial Services (Inc.) - Oklahoma Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Insurance Administrators, Inc. - Delaware TELCO Holding Co., Inc. - Delaware

                  Transamerica Commercial Finance Corporation, I - Delaware
                           BWAC Credit Corporation - Delaware
                           BWAC International Corporation - Delaware
                           MRTO Holdings, Inc. - Delaware
                           Transamerica Business Credit Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                                    Transamerica Commercial Finance Corporation
                                        - Delaware
                                            TCF Asset Management Corporation -
                                                  Colorado
                           BWAC Seventeen, Inc. - Delaware
                                  Transamerica Commercial Finance Corporation,
                                        Canada - Canada
                                            TCF Asset Management Corporation,
                                                  Canada - Canada
                                                Macey (North) Limited - Ontario
                                            TCF Commercial Leasing Corporation,
                                                       Canada - Ontario
                                    Transamerica Commercial Finance Canada,
                                        Limited - Ontario
                         Transamerica Insurance Administrators, Inc. - Delaware
                              Arcadia National Life Insurance Company - Arizona
                           BWAC Twenty, Inc. - Delaware
                                    Arcadia General Insurance Company - Arizona
                           Transamerica Commercial Finance France S.A. - France BWAC Twenty-One, Inc. - Delaware
                      Transamerica Commercial Holdings Limited - United Kingdom
                                        Transamerica Trailer Leasing Limited -
                                               United Kingdom (51%)
                       Transamerica Commercial Finance Limited - United Kingdom
                           Transamerica GmbH Inc. - Delaware

                      Transamerica Financieringsmattschappij B.V. - Netherlands
                                    *Transamerica Finanzierungs GmbH - Germany
                           (BWAC Twenty-One, Inc./Transamerica GmbH Inc.)
                                    Transamerica Finanzierungs GmbH - Germany
                           Transamerica Rental Finance Corporation - Delaware
                  TA Leasing Holding Co., Inc. - Delaware
                           Transamerica Leasing Inc. - Delaware
                                 Transamerica Leasing Holdings, Inc. - Delaware
                                          Intermodal Equipment, Inc. - Delaware
                                            Transamerica Leasing N.V. - Belgium
                                              Transamerica Leasing Srl. - Italy
                                            Transamerica Container Acquisition
                                                       Corporation -  Delaware
                                          Transamerica Container Acquisition II
                                                       Corporation - Delaware
 Transamerica Distribution Services Inc. - Delaware
 Transamerica Leasing Coordination Center - Belgium
 Transamerica Leasing do Brasil S/C Ltda. - Brazil
 Transamerica Leasing GmbH - Germany
 Transamerica Leasing (HK) Ltd. - Hong Kong
 Transamerica Leasing Limited - United Kingdom
          ICS Terminals (U.K.) Limited - United Kingdom
 Transamerica Leasing Pty. Ltd. - Australia
 Transamerica Leasing (Canada) Inc. - Canada
 Transamerica Tank Container Leasing Pty. Limited -
   Australia
 Transamerica Trailer Holdings I Inc. - Delaware
 Transamerica Trailer Holdings II Inc. - Delaware
 Transamerica Trailer Holdings III - Delaware
 Transamerica Trailer Leasing AB - Sweden
 Transamerica Trailer Leasing (Belgium) N.V. -
   Belgium

 Transamerica Trailer Leasing (Netherlands) B.V. -
   Netherlands
 Transamerica Trailer Leasing A/S - Denmark
 Transamerica Trailer Leasing GmbH - Germany
   Transamerica Trailer Leasing S.A. - France
   Transamerica Trailer Leasing S.p.A. - Italy
   Transamerica Trailer Spain, S.A. - Spain
   Transamerica Transport Inc. - New Jersey


*Transamerica Homes, Inc. - Delaware


Transamerica Information Management Services, Inc. - Delaware


Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         *Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
                  Financial Resources Insurance Agency of Texas, Inc. - Texas

                  TBK Insurance Agency of Ohio - Ohio
           Transamerica Financial Resources Insurance Agency of Alabama, Inc. -
                    Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts,
                    Inc. - Massachusetts
         Transamerica Securities Sales Corporation - Maryland
         Transamerica International Insurance Services, Inc. - Delaware
                  Home Loans & Finance Limited - United Kingdom
         Transamerica Occidental Life Insurance Company - California
                  First Transamerica Life Insurance Company - New York
                  *NEF Investment Company - Delaware
                  Transamerica Life Insurance and Annuity Company - California
                           Transamerica Assurance Company - Colorado
                    Transamerica Occidental Life Insurance Company of Illinois
                            - Illinois
                  Transamerica Life Insurance Company of Canada - Canada
                  USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
                  Transamerica Leasing Ventures, Inc. - California
                  Transamerica Products I, Inc. - California
                  Transamerica Products II, Inc. - California
                  Transamerica Products IV, Inc. - California
         Transamerica Service Company - Delaware

Transamerica International Holdings, Inc. - Delaware
         TC Cable, Inc. (75% ownership)

*Transamerica International Limited - Canada

Transamerica Investment Services, Inc. - Delaware

*Transamerica Land Capital, Inc. - California
         *Bankers Mortgage Company of California - California

Transamerica Overseas Finance Corporation N.V. - Netherlands Antilles

oTransamerica Real Estate Tax Service
         Transamerica Flood Hazard Certification - New Jersey

Transamerica Realty Services, Inc. - Delaware
         *The Gilwell Company - California
         Pyramid Investment Corporation - Delaware
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Transamerica Properties, Inc. - Delaware
         Transamerica Real Estate Management Co. - California
         Transamerica Retirement Management Corporation - Delaware Ventana Inn, Inc. - California



*Transamerica Systems Corporation - Delaware

Transamerica Telecommunications Corporation - Delaware

                         *Designates INACTIVE COMPANIES
                     oA Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner


Item 27. Number of Policy Owners


         As of  April 1 , 199 6, there were     Owners of  Non-Qualified
Individual Policies and     Owners of  Qualified Individual Policies.


Item 28.  Indemnification

         Transamerica's Bylaws provide in Article VIII as follows:

         Section 1. Indemnification: (a) The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorneys' fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection
(b) below.

         (b) No indemnification shall be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

         (c) Written notice of any Proceeding for which indemnification may be sought by any person shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such person and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently incurred unless such expenses have been expressly authorized by the Corporation. In the event that the Corporation participates in the defense of any such Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such person shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

         (d) In making any determination regarding any person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

         Section 2. Advancement of Expenses. Except in the case of a Proceeding against a director, officer, or other person specifically approved by the Board of Directors, the Corporation shall, subject to Section 1 of this Article VIII above, pay expenses actually and reasonably incurred by or on behalf of such a person in defending any Proceeding in advance of the final disposition of such Proceeding. Such payments shall be made promptly upon receipt by the
Corporation, from time to time, of a written demand by such person for such advancement, together with an undertaking by or on behalf of such person to repay any expenses so advanced to the extent that the person receiving the advancement is ultimately found not to be entitled to indemnification for part or all of such expenses.

         Section 3. Rights Not Exclusive. The rights to indemnification and advancement of expenses granted by or pursuant to this Article VIII (i) shall not limit or exclude, but shall be in addition to, any other rights which may be granted by or pursuant to any statute, corporate charter, by-law, resolution of stockholders or directors or agreement, (ii) shall be deemed to constitute contractual obligations of the Corporation to any person who serves in a capacity referred to in Section 1 of this Article VIII at any time while this
Article VIII is in effect, (iii) shall continue to exist after the repeal or modification of this Article VIII with respect to events occurring prior thereto and (iv) shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the estate, spouse, heirs, executors, administrators or assigns of such person. It is the intent of this Article VIII to require the Corporation to indemnify the persons referred to herein for the aforementioned judgments, amounts paid in settlement, and expenses, including attorneys' fees, in each and every circumstance in which such indemnification could lawfully be permitted by express provisions of by-laws, and the indemnification required by this Article VIII shall not be limited by the absence of an express recital of such circumstances.

         Section 4. Indemnification of Employees and Others. The Corporation may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the Corporation or to any person serving at the request of the Corporation as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions of this Article VIII with respect to the indemnification and advancement of expenses of directors and officers of the Corporation.

         Section 5. Authorization of Contracts. The Corporation may, with the approval of the Board of Directors, enter into an agreement with any person who is, or is about to become, a director, officer, employee or agent of the Corporation, or who is serving, or is about to serve, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, which agreement may provide for indemnification of such person and advancement of expenses to such person upon terms, and to the extent, not prohibited by law. The failure to enter into any such agreement shall not affect or limit the rights of any such person under this Article VIII.

         Section 6. Insurance. The Corporation may purchase and maintain insurance to indemnify the Corporation and any person eligible to be indemnified under this Article VIII within the limits permitted by law.

         Section 7. Severability. If any provision of this Article VIII is determined at any time to be unenforceable in any respect, the other provisions shall not in any way be affected or impaired thereby.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of First Transamerica Life Insurance Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and for corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. The term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. The term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission actually or allegedly caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $65,000,000 for Coverage A and $55,000,000 for Coverage B for the policy year 11/25/93 to 11/25/94. Coverage B is subject to a self insured retention of $5,000,000. The primary policy is with Corporate Officers and Directors Assurance Holding Limited
(CODA).

Item 29.  Principal Underwriter

         Transamerica Securities Sales Corporation (TSSC) is the underwriter of the Policies as defined in the Investment Company Act of 1940.

                                                    POSITION AND OFFICES WITH
NAMES AND PRINCIPAL                               TRANSAMERICA SECURITIES SALES
BUSINESS ADDRESS                                    CORPORATION

Barbara A. Kelley                                   President and Director

Dan S. Trivers                                      Senior Vice President

Nicki Bair                                          Vice President



Chris Shaw                                          Second Vice President


Regina M. Fink                                      Secretary and Director

Benjamin Tang                                       Treasurer

James Roszak                                        Director



Nooruddin Veerjee                                   Director




*The address of the officers so indicates is 1150 South Olive Street, Los Angeles, CA 90015.

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                                      C-12

         The following table lists the amounts of commissions paid to the principal underwriter during the last fiscal year.

Name of
Principal          Net Underwriting           Compensation on        Brokerage
Underwriter*    Discounts & Commission          Redemption          Commissions
DSC/TSSC                  -0-                       -0-           $2,553,814.11

Compensation
     -0-

                 Item 30. Location and Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

         All management contracts are discussed in Parts A or B.

Items 32. Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any Application to purchase a Policy offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

                                                    SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, First Transamerica Life Insurance Company certifies that this Post-Effective Amendment No. 3 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this PostEffective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the day of April, 1996.


         SEPARATE ACCOUNT VA-2LNY         FIRST TRANSAMERICA
         OF FIRST TRANSAMERICA            LIFE INSURANCE COMPANY
         LIFE INSURANCE COMPANY           (DEPOSITOR)
         (REGISTRANT)




          BY:________________________
              James W. Dederer,
              Chairman of the Board,
              General Counsel and
              Corporate Secretary


         As Required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                                       Title                                         Date



                                          *      President, Chief Executive Officer and           April    , 199 6
-------------------------------------------

John A. Paganelli                               Director



                                          *    Vice President and Controller                      April    , 199 6
-------------------------------------------

Alexander Smith                                 (Principal Financial Officer and
                                                Principal Accounting Officer



                                         *      Director                                       April     , 199 6
-------------------------------------------

Marc C. Abrahms



                                         *      Director                                        April     , 199 6
-------------------------------------------

Barbara Biben



                                         *      Director                                       April     , 199 6
-------------------------------------------

James T. Byrne, Jr.



__________________*                             Director                                        April    , 1996

Thomas J. Cusack








                                        *       Director                                       April     , 199 6
------------------------------------------

John Fibiger



                                        *       Director                                       April     , 199 6
------------------------------------------

David E. Gooding




                                      *        Director                                        April     , 199 6
----------------------------------------

James Inzerillo



_________________*                              Director                                         April     , 1996
Daniel E. Jund


                                     *          Director                                          April     , 199 6
---------------------------------------

Cecilia Kempler



                                      *        Director                                         April     , 199 6
----------------------------------------

Charles E. LeDoyen


                                      *        Director                                   April     , 199 6
-----------------------------------------

James B. Roszak








               On April      , 1996 as Attorney -in-Fact pursuant to powers of

*By:  James W. Dederer      attorney previously filed and filed herewith, and
                            in his own capacity as Chairman of the Board,
                              General Counsel, Corporate Secretary and Director.